N-2 - USD ($)		Aug. 27, 2026	Jul. 31, 2026	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Cover [Abstract]
Entity Central Index Key		0001500233
Amendment Flag		false
Entity Inv Company Type		N-2
Investment Company Act File Number		811-22463
Document Type		N-2
Document Registration Statement		true
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		34
Entity Registrant Name		Ironwood Institutional Multi-Strategy Fund LLC
Entity Address, Address Line One		One Market Plaza
Entity Address, Address Line Two		Steuart Tower
Entity Address, Address Line Three		Suite 2500
Entity Address, City or Town		San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94105
City Area Code		415
Local Phone Number		777-2400
Approximate Date of Commencement of Proposed Sale to Public		Aug. 28, 2026
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Aug. 28, 2026
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Member Transaction Expenses
Maximum Sales Charge (Load) (as a percentage of the offering price)(1)	None
Maximum Sales Charge on Reinvested Distributions	None
Early Repurchase Fee	5.00	%(7)
(1)
While neither the Fund nor the Distributor will directly impose an initial sales charge, if you buy Units through brokers or dealers or other financial intermediaries, they may charge you transaction or other fees in such amount as they may determine. Please consult your financial intermediary for additional information. Any such transaction or other fee charged by your financial intermediary will be in addition to the subscription price for Units and will not form a part of an investor’s investment in the Fund. Ironwood or its affiliates may also pay from their own resources additional compensation (either directly or indirectly through the Distributor) to brokers or dealers or other eligible intermediaries. See “Subscription for Units.”
(7)
Early Repurchase Fee only applies for redemptions that occur within one year of purchase.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	5.00%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Units)
Advisory Fee(2)	1.20%
Interest Payments on Borrowed Funds (including commitment fees)	0.05%
Other Expenses(3)	0.15%
Acquired Fund Fees and Expenses(4)	22.48%
Gross Annual Expenses	23.88%
Less Fee Waiver and/or Expense Reimbursement(5)	0.00%
Net Annual Expenses(6)	23.88%
(2)
The Fund pays to Ironwood an Advisory Fee at each Fiscal Quarter Closing at a 1.20% annual rate. The Advisory Fee accrues monthly before giving effect to (i) any repurchase payments to be paid in respect of a Repurchase Date that is as of such date, (ii) any distributions to be paid as of such date (including any distributions paid in respect of dividends declared by the Fund in the preceding Fiscal Period), or (iii) Advisory Fees assessed as of such date, and is payable at each Fiscal Quarter Closing.
(3)
Reflects the gross amount (prior to application of the provisions of the Expense Limitation Agreement) of all expected ordinary operating expenses of the Fund other than taxes, any extraordinary expenses of the Fund, any Acquired Fund Fees and Expenses and the Advisory Fee.
(4)
“Acquired Fund Fees and Expenses” refers to fees and expenses of the Underlying Funds borne indirectly by the Fund through its investments in those Underlying Funds. Acquired Fund Fees and Expenses can be described generally as including the following categories of Underlying Fund expenses:

Underlying Fund Management Fees	1.49%
Underlying Fund Performance-Based Fees	3.66%
Underlying Fund Operating Expenses	3.49%
Underlying Fund Trading Expenses	13.84%
Total Acquired Fund Fees and Expenses	22.48%
In particular, the Fund bears its pro rata share of: (i) management fees charged by each Underlying Fund and payable to the associated Underlying Adviser calculated as a percentage of between 0% to 3.5% of the average net asset value of the Fund’s investment, (ii) performance-based fees or allocations paid or allocated by each Underlying Fund to the associated Underlying Adviser (or its affiliates) (“Performance Compensation”) in an amount equal to between 0% to 40% of the net capital appreciation in the Fund’s investment in such Underlying Fund during a particular calendar year or other measurement period, (iii) operating expenses of each Underlying Fund (including, without limitation, administration fees, professional fees (i.e., audit and legal fees), and directors’ fees), and (iv) certain trading expenses incurred by each Underlying Fund (including, without limitation, interest expense, dividend expense, stock-borrow costs and other expenses associated with the trading strategies of the Underlying Funds). The amounts shown are calculated based on the Fund’s pro rata share of the fees and expenses of the Underlying Funds in which the Fund invested during the Fiscal Year ended April 30, 2026 and reflect the level of assets that were invested in each of the Underlying Funds and the fees and expenses, including Performance Compensation paid to each Underlying Fund during its most recent Fiscal Year. It should be noted that all such amounts (including Performance Compensation) may fluctuate over time and may be substantially higher or lower with respect to future periods. The Acquired Fund Fees and Expenses are not collected by or paid to Ironwood or the Fund. The Acquired Fund Fees and Expenses are paid to, assessed and collected, or, in the case of expenses that are associated with investment and trading strategies, incurred by the Underlying Advisers of those Underlying Funds in which the Fund invests and are common to hedge fund investors generally. Acquired Fund Fees and Expenses are reflected in the net performance reported by Underlying Funds. The breakdown of the Acquired Fund Fees and Expenses by category as shown in this footnote may reflect certain estimates by the Fund. As with any investment, Underlying Fund expenses represent only one consideration assessed by Ironwood; expenses are evaluated in light of anticipated or realized returns, with the expectation (but not a guarantee) that net returns will be appropriate to the risks and expenses undertaken.
(5)
Pursuant to the Expense Limitation Agreement, Ironwood has contractually agreed to reimburse the Fund’s expenses to the extent necessary to ensure that the monthly expenses of the Fund (excluding taxes, brokerage commissions, custody fees, interest expense (including loan commitment fees) incurred in connection with the Fund’s credit facilities, other transaction-related expenses, any extraordinary expenses of the Fund, any Acquired Fund Fees and Expenses and the Advisory Fee paid by the Fund) will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each Fiscal Period Closing during the term of the Expense Limitation Agreement, before giving effect to (i) any repurchase payments to be paid in respect of a Repurchase Date that is as of such date, (ii) any distributions to be paid as of such date (including any distributions paid in respect of dividends declared by the Fund in the preceding Fiscal Period), or (iii) Advisory Fees assessed on the Fund as of such date. The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by Ironwood, any expenses in excess of the Expense Limitation and repay Ironwood such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the then-effective Prospectus. For the avoidance of doubt, the Fund will make such a repayment to Ironwood only if, in doing so, it remains in compliance with the Expense Limitation as if then in effect at the same level as when the relevant expenses were waived. For the year ended April 30, 2026, no previously waived expenses of the Fund were reimbursed and there were no amounts subject to potential future reimbursement to Ironwood.
The Expense Limitation Agreement will be automatically renewed for the period September 1 through August 31 of each calendar year, unless Ironwood provides written notice to the Fund and the Feeder Fund of the termination of the Expense Limitation Agreement at least 90 calendar days prior to the end of the then-current term.
Estimated fee waivers and expense reimbursements or recoupments are shown at 0.00% (i.e., with no waivers, reimbursements or recoupments). In prior years, there were both reimbursements (made to the Fund) and recoupments (paid by the Fund to Ironwood), but those are not expected to be material at current Fund asset levels so are no longer shown here.
(6)
Each of the above disclosed expenses other than the Acquired Fund Fees and Expenses are based on figures from the Fund’s most recent annual report for the period ended April 30, 2026. The total net annual expenses shown is different from the ratio of expenses to average net assets of the Fund under the heading “Financial Highlights” because the Financial Highlights section includes only actual operating expenses of the Fund, without Acquired Fund Fees and Expenses.

Management Fees [Percent]	[3]	1.20%
Interest Expenses on Borrowings [Percent]		0.05%
Other Master Fund Expenses [Percent]	[4]	0.15%
Acquired Fund Fees and Expenses [Percent]	[5]	22.48%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		23.88%
Waivers and Reimbursements of Fees [Percent]	[6]	0.00%
Net Expense over Assets [Percent]	[7]	23.88%
Expense Example [Table Text Block]
Example

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
You would pay the following net annual expenses based on a $1,000 investment, assuming a 5% annual return(1)	$219	$550	$776	$1,076
If your Units are repurchased by the Fund in the first year that you hold them, they will be subject to the 5% early repurchase fee. The 1-year expense figure for such Units under the assumptions of this example would be $260.
(1)
This Example assumes the application of the 23.88% expense ratio with all fees and expenses (including the Acquired Fund Fees and Expenses) assumed to have been accrued on a monthly basis as of the last calendar day of each month, reducing the net asset value per Unit.

Expense Example, Year 01	[8]	$ 219
Expense Example, Years 1 to 3	[8]	550
Expense Example, Years 1 to 5	[8]	776
Expense Example, Years 1 to 10	[8]	$ 1,076
Purpose of Fee Table , Note [Text Block]
The following table summarizes the expenses of the Fund and is intended to assist Members and potential investors in understanding the various costs and expenses that they will bear, directly or indirectly, by investing in the Fund. The Fund is a “fund of hedge funds.” As such, like all hedge fund investors, the Fund bears a pro-rata share of the fees and expenses, including performance-based compensation, charged at the Underlying Fund level. Such expenses are included in the caption “Acquired Fund Fees and Expenses” in the table below. The Acquired Fund Fees and Expenses are not collected by or paid to Ironwood or the Fund. The Acquired Fund Fees and Expenses are paid to, assessed and collected, or, in the case of expenses associated with investment and trading strategies, incurred by the Underlying Advisers of those Underlying Funds in which the Fund invests. The Acquired Fund Fees and Expenses are common to all hedge fund investors.

Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Other Expenses, Note [Text Block]		Reflects the gross amount (prior to application of the provisions of the Expense Limitation Agreement) of all expected ordinary operating expenses of the Fund other than taxes, any extraordinary expenses of the Fund, any Acquired Fund Fees and Expenses and the Advisory Fee.
Management Fee not based on Net Assets, Note [Text Block]		The Fund pays to Ironwood an Advisory Fee at each Fiscal Quarter Closing at a 1.20% annual rate. The Advisory Fee accrues monthly before giving effect to (i) any repurchase payments to be paid in respect of a Repurchase Date that is as of such date, (ii) any distributions to be paid as of such date (including any distributions paid in respect of dividends declared by the Fund in the preceding Fiscal Period), or (iii) Advisory Fees assessed as of such date, and is payable at each Fiscal Quarter Closing.
Acquired Fund Fees and Expenses, Note [Text Block]	“Acquired Fund Fees and Expenses” refers to fees and expenses of the Underlying Funds borne indirectly by the Fund through its investments in those Underlying Funds. Acquired Fund Fees and Expenses can be described generally as including the following categories of Underlying Fund expenses:

Underlying Fund Management Fees	1.49%
Underlying Fund Performance-Based Fees	3.66%
Underlying Fund Operating Expenses	3.49%
Underlying Fund Trading Expenses	13.84%
Total Acquired Fund Fees and Expenses	22.48%
In particular, the Fund bears its pro rata share of: (i) management fees charged by each Underlying Fund and payable to the associated Underlying Adviser calculated as a percentage of between 0% to 3.5% of the average net asset value of the Fund’s investment, (ii) performance-based fees or allocations paid or allocated by each Underlying Fund to the associated Underlying Adviser (or its affiliates) (“Performance Compensation”) in an amount equal to between 0% to 40% of the net capital appreciation in the Fund’s investment in such Underlying Fund during a particular calendar year or other measurement period, (iii) operating expenses of each Underlying Fund (including, without limitation, administration fees, professional fees (i.e., audit and legal fees), and directors’ fees), and (iv) certain trading expenses incurred by each Underlying Fund (including, without limitation, interest expense, dividend expense, stock-borrow costs and other expenses associated with the trading strategies of the Underlying Funds). The amounts shown are calculated based on the Fund’s pro rata share of the fees and expenses of the Underlying Funds in which the Fund invested during the Fiscal Year ended April 30, 2026 and reflect the level of assets that were invested in each of the Underlying Funds and the fees and expenses, including Performance Compensation paid to each Underlying Fund during its most recent Fiscal Year. It should be noted that all such amounts (including Performance Compensation) may fluctuate over time and may be substantially higher or lower with respect to future periods. The Acquired Fund Fees and Expenses are not collected by or paid to Ironwood or the Fund. The Acquired Fund Fees and Expenses are paid to, assessed and collected, or, in the case of expenses that are associated with investment and trading strategies, incurred by the Underlying Advisers of those Underlying Funds in which the Fund invests and are common to hedge fund investors generally. Acquired Fund Fees and Expenses are reflected in the net performance reported by Underlying Funds. The breakdown of the Acquired Fund Fees and Expenses by category as shown in this footnote may reflect certain estimates by the Fund. As with any investment, Underlying Fund expenses represent only one consideration assessed by Ironwood; expenses are evaluated in light of anticipated or realized returns, with the expectation (but not a guarantee) that net returns will be appropriate to the risks and expenses undertaken.

Acquired Fund Incentive Allocation, Note [Text Block]		performance-based fees or allocations paid or allocated by each Underlying Fund to the associated Underlying Adviser (or its affiliates) (“Performance Compensation”) in an amount equal to between 0% to 40% of the net capital appreciation in the Fund’s investment in such Underlying Fund during a particular calendar year or other measurement period
Incentive Allocation Minimum [Percent]		0.00%
Incentive Allocation Maximum [Percent]		40.00%
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Fiscal Year Ended April 30,	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per $1,000 of Borrowings[1]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)
2026	$250,139,767	$27,738	N/A	N/A
2025	$103,157	$54,077,229	N/A	N/A
2024	$80,038	$63,745,750	N/A	N/A
2023	$70,038	$66,721,078	N/A	N/A
2022	$-	N/A	N/A	N/A
2021	$-	N/A	N/A	N/A
2020	$-	N/A	N/A	N/A
2019	$-	N/A	N/A	N/A
2018	$119,973	$17,847,823	N/A	N/A
2017	$50,119,316	$40,704	N/A	N/A
[1] Calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

Senior Securities, Note [Text Block]
The following table sets forth information about the Fund’s outstanding senior securities (as defined in Section 18 of the 1940 Act) (including bank loans) as of the end of the last ten fiscal years. The Fund’s senior securities during this time period were comprised only of borrowings made pursuant to the Fund’s credit agreements or note purchase agreements. The information in this table has been audited by Ernst & Young LLP.

Senior Securities Headings, Note [Text Block]		Calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.
Senior Securities Highlights Audited, Note [Text Block]		The information in this table has been audited by Ernst & Young LLP.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES, METHODOLOGY AND POLICIES

Investment Objectives

The Fund’s investment objective is to achieve capital appreciation while limiting the variability of returns. The Fund emphasizes investments in Underlying Funds that utilize relative value strategies (i.e., they attempt to take long and short positions or other combinations of positions that tend to substantially reduce exposure to market risk) and other related strategies, such as non-directional or arbitrage-oriented investment strategies. In these strategies, long positions will generally be balanced in whole or in part by offsetting short positions. In addition, the Fund invests with certain Underlying Funds that utilize other investment strategies that may not be considered relative value or arbitrage-oriented strategies, but demonstrate limited dependence on movements within broader financial markets. Underlying Funds utilizing these strategies may not balance their positions, but are nonetheless potentially able to produce returns that are independent of equity and bond markets as a whole.

Ironwood believes that market neutral and uncorrelated investment strategies offer potential for long-term investment success. Market neutral strategies are designed to exploit pricing differentials between related securities and to manage market risk. These strategies take long positions in undervalued securities and take short positions in overvalued securities. Market neutral strategies take focused bets on pricing relationships between similar securities and generally do not seek to take directional bets on overall market direction. Market neutral strategies focus on security selection and can generate profits whether the broader market is rising or falling, although losses may occur as well.

Uncorrelated strategies attempt to capture mispricing associated with capital market transactions, such as mergers and acquisitions, spin-offs, reorganizations, bankruptcies, share buy-backs and other significant events. Many of these events are subject to certain conditions, such as shareholder or regulatory approval. These events are company-specific and are not market-driven events; therefore, the profitability of these strategies is dependent on the successful completion of a specific transaction within an expected time frame rather than overall market movements.

Since Ironwood’s inception in 1996, Ironwood has been exclusively focused on building and maintaining low volatility, multi-manager portfolios that seek to have low correlation to the broader debt and equity indices. While the Fund may invest in any type of Underlying Fund, Ironwood expects to have the Fund invested in Underlying Funds that generally fall into the following four hedge fund sectors: (1) relative value, (2) market neutral & hedged equity, (3) event driven and (4) distressed & credit securities. The Underlying Advisers in these general hedge fund sectors utilize a variety of investment strategies, including, but not limited to, fundamental equity market neutral, risk and event arbitrage, distressed and stressed securities, convertible bond arbitrage, capital structure arbitrage, systematic trading, fixed income arbitrage and private investments. Investments may also be made with Underlying Funds employing other investment strategies involving stocks, bonds, futures, stock futures, forwards, swaps, options and other financial instruments. There are no substantive restrictions on the types of markets or instruments that may be used by the Underlying Funds; the Underlying Funds may invest and trade in virtually any security, commodity, currency or derivative market worldwide.

(1)
Relative Value. Relative value strategies attempt to capture pricing anomalies between assets that for all economic purposes are identical. Relative value strategies capture these inefficiencies by utilizing a combination of assets, including bonds, stocks, swaps, options, exchange traded funds, currencies, futures, etc. One such strategy is capital structure arbitrage which involves the purchase and short sale of different classes of securities of the same issuer where there is a relative mispricing between two classes of securities. An example of this strategy is the purchase of undervalued senior secured debt and the short sale of overvalued subordinated unsecured debt or common equity. Other examples of relative value strategies include fixed income arbitrage, relative value interest rates, convertible bond arbitrage, relative value energy and quantitative strategies.

(2)
Market Neutral & Hedged Equity. Market neutral & hedged equity strategies involve the purchase of a stock or basket of stocks that is relatively underpriced as well as selling short a stock or basket of stocks that is relatively overpriced. Depending on the manager’s investment strategy, the determination of whether a stock is overpriced or underpriced can be made through fundamental analysis (a fundamental strategy) or by complex statistical models that examine numerous factors that affect the price of a stock (a quantitative strategy). Ironwood favors equity managers that target well-hedged and low net exposures and/or use a balanced approach to investing, i.e., they are short approximately the same dollar value of stocks they are long.
(3)
Event Driven. Event driven strategies involve the assessment of how, when and if specific transactions will be completed and the effect on corporations and financial assets. A common event driven strategy is merger arbitrage (also called risk arbitrage). This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company. The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction. The positions may be reversed if the manager feels the acquisition may not close. This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase. Other examples of event driven strategies and opportunities include corporate restructurings, spin-offs, operational turnarounds, activism, asset sales and liquidations.

(4)
Distressed & Credit Securities. Distressed strategies involve the purchase or short sale of debt or equity securities of issuers experiencing financial distress. These securities may be attractive because of the market’s inaccurate assessment of the issuer’s future potential or the values and timing of recoveries. Managers may obtain voting rights or control blocks and actively participate in the bankruptcy or reorganization process while other investors may remain passive investors. Examples of distressed securities trades include bankruptcies, liquidations, post-restructured equities, structured credit and balance sheet restructurings. Credit strategies involve a variety of strategies intended to exploit inefficiencies in the high-yield and related credit markets.

Ironwood seeks to diversify its investments in Underlying Funds within sectors and across strategies in an attempt to offset the risks of other investments in sectors, strategies or the financial markets as a whole. However, in allocating the Fund’s assets to the Underlying Funds, Ironwood is not subject to any formal diversification requirements, and the Fund may from time to time be concentrated in a limited number of Underlying Funds, which themselves may from time to time be concentrated in a limited number of positions or strategies. By investing with a diverse group of Underlying Funds that in turn utilize a diverse group of strategies, Ironwood anticipates that the capital deployed within strategies by certain Underlying Funds is not expected to significantly correlate with investments undertaken by other Underlying Funds, although there can be no assurance that this will be the case, with such correlation potentially relating to the broader markets themselves becoming concentrated. As one example, in recent periods information technology companies and companies in related sectors such as communication services have represented a significant percentage of both public and private markets capitalization, such that many different strategies may have direct or indirect exposure to those sectors.

While the Fund historically has not elected to hedge its exposures directly at the Fund level, and Ironwood generally believes that exposure to the investment strategies and markets represented by the Fund’s investments is an integral element of the Fund’s investment strategy, Ironwood may from time to time determine that it is appropriate for the Fund to hedge certain investment, market or other risks. Hedging can be achieved through a variety of transactions and instruments, which may include derivatives representing long or short exposure (or both) or the purchase or sale of instruments providing synthetic exposure to an asset or group of assets.

Certain Underlying Funds utilize hedging and arbitrage strategies that are not intended to profit by taking directional market risk, although they sometimes contain a directional component. Hedging and arbitrage strategies are designed to profit from price movements among related financial instruments. While these strategies are by no means risk-free, in many cases the differentials they seek to exploit can occur as readily in declining as in rising financial markets.

Because certain Underlying Funds may invest in various derivatives regulated by the CFTC, usually (but not exclusively) for the purpose of hedging other positions, Ironwood is subject to potential regulation as a commodity pool operator of the Fund under CFTC regulations. However, Ironwood operates the Fund pursuant to relief provided by CFTC Staff Letter No. 12-38 and an exclusion from the definition of “commodity pool operator” provided by CFTC Rule 4.5. Therefore, Ironwood will not be required to deliver a disclosure document that satisfies the requirements of CFTC regulations, nor will it be required to provide certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered commodity pool operators.

Those Underlying Funds that trade futures and options contracts may trade any futures or option contract traded on a domestic or foreign exchange. Such Underlying Funds, as well as Underlying Funds that are not operated by a CFTC-registered commodity pool operator, may also trade currency forward contracts in the interbank market and interest rate and currency swaps in the interbank/interdealer swaps market.

Ironwood anticipates that the Fund will generally invest in 15 to 30 Underlying Funds at any given point and Ironwood does not intend to allocate over 10% of the Fund’s capital (as of the allocation date) to any single Underlying Fund (or any group of Underlying Funds managed by a single Underlying Adviser or group of affiliated Underlying Advisers). However, Ironwood reserves the right to increase or decrease the number of Underlying Funds and revise its method of allocating capital to them if, in the view of Ironwood, such changes are warranted. Ironwood may from time to time exceed the 10% of capital limitation described in this paragraph; an example of a rationale to do so would be to take the capacity in a particular Underlying Fund that may be open to investment for only a limited period.
Underlying Fund Selection Process

The Fund invests its assets in Underlying Funds that are selected with the objective of obtaining quality management and a broad diversification within the types of strategies utilized by the Fund. The compensation earned by the Underlying Advisers can involve fixed fees based on the value of the assets under management (generally 0% to 3.5% per annum), performance fees based on profits earned by the Underlying Funds (generally 0% to 40% of such profits) or a combination thereof. Certain Underlying Funds may charge higher or lower fees than those set forth in the preceding sentence.

An important element of the selection process is Ironwood’s subjective assessment of the ability and character of prospective Underlying Advisers. Ironwood has developed an investment due diligence process focused heavily on information gathering and on-site or videoconference due diligence meetings with senior investment and operations professionals of prospective and current Underlying Advisers. Ironwood may conduct numerous on-site visits or videoconference meetings over several years before making an investment which may include, but is not limited to, interviewing the managing partners as well as portfolio managers, junior partners, traders and senior analysts. A prospective Underlying Adviser must receive unanimous support from Ironwood’s Investment and Risk Committee and Operational Due Diligence team in order to be included in the Fund’s portfolio. Ironwood invests in Underlying Advisers with a proven track record, a substantial asset base and a robust business infrastructure to support an Underlying Adviser’s investment activities, though these are not the only factors considered by Ironwood. Additionally, Ironwood will invest in established teams at newer or emerging firms with relatively lower assets under management. Certain strategies may be more effective when implemented by Underlying Advisers with smaller, more nimble portfolios.

Ironwood considers a variety of factors in selecting prospective Underlying Funds, including:

●
Past performance during favorable and unfavorable market conditions.

●
Diversification, leverage, liquidity and other portfolio characteristics in relation to other Underlying Funds.

●
Differentiation of strategy and management resources relative to other prospects.

●
Amount of assets under management.

●
Absence of significant conflicts of interest.

●
Overall integrity and reputation.

●
Percentage of business time devoted to investment activities.

●
Fees charged.

●
Operational, legal, and tax considerations.

Ironwood has several sources for identifying prospective Underlying Funds, including:

●
Referrals from other advisers, consultants, brokers and investors.

●
Knowledge obtained through current and past investment activities of potential Underlying Advisers who manage only proprietary capital or who are employed by other financial entities.

●
Articles and publications.

●
On-site, videoconference and telephone interviews.
Monitoring of the Underlying Funds and Investments

Ironwood monitors the performance of each Underlying Fund. Ironwood contacts each Underlying Adviser and makes periodic visits to the offices of the Underlying Advisers (or arranges for videoconference meetings) to review their activities. The frequency of Ironwood’s on-site or videoconference reviews varies depending on a number of factors which may include: length of relationship, size of allocation or degree of change in trading strategy (if any). The Underlying Advisers are contacted frequently regarding their periodic results and for their analysis of significant events as they relate to such Underlying Advisers’ investment strategies and influence such Underlying Advisers’ investment decisions.

If an Underlying Fund’s relative performance is poor or if significant changes occur in an Underlying Fund’s approach or investments, Ironwood may reduce or redeem the Fund’s capital allocation to that Underlying Fund. Ironwood may also reallocate the Fund’s assets among different Underlying Funds to reflect Ironwood’s analysis of which investment strategies are best suited to current market conditions.

From time to time, an Underlying Fund may distribute securities or other assets to the Fund in kind. In such circumstances, the Fund may hold and manage those assets directly pending disposition or other action determined by Ironwood. Such assets may include securities or other instruments that are illiquid, restricted or otherwise difficult to value or dispose of. See “Certain Risk Factors—Direct Ownership of Assets Received from Underlying Funds.”

Leverage

Certain Underlying Funds utilize leverage as part of their investment strategies and in doing so may be subject to no limits on the amount of that leverage. This use of leverage magnifies rates of return (both positive and negative) achieved by the Fund. The Underlying Advisers frequently use leverage in their investment activities through purchasing securities on margin and through selling securities short. The Underlying Funds may also leverage by entering into repurchase agreements whereby they effectively borrow funds on a secured basis by selling portfolio securities to a financial institution for cash and agreeing to repurchase such securities at a specified future date for the sales price paid plus interest at a negotiated rate. The proceeds of such repurchase agreements will be used to finance other investment activities. Further, leverage may be generated through bank borrowings, total return swaps, futures and options and other techniques. Futures trading by the Underlying Funds generally involves greater leverage than other investment activities due to the low margin requirements associated with futures trading.

The Fund will not directly leverage its investments in Underlying Funds through borrowing to any significant extent and generally does not expect to borrow in excess of 10% of its net asset value (see “Certain Risk Factors – Use of Leverage”). As examples, the Fund may borrow money for the purpose of balancing cash inflows and outflows between the Fund and its selected Underlying Funds, balancing cash flows between Underlying Funds and subscriptions to the Fund (e.g., the Fund invests with an Underlying Fund that is only available on April 1 in anticipation of further subscriptions from new or existing Members on July 1 of such year) and providing liquidity to fund the periodic repurchase of Units on a timely basis (including the repurchase of units by the Feeder Fund). The Fund may also temporarily borrow funds for the purpose of providing liquidity for the payment of fees or expenses or for any other reasonable purpose (as determined by Ironwood). The Fund may also borrow for other reasons. See “Certain Risk Factors.”

Cash Reserves

Ironwood is not required to allocate all of the Fund’s assets to Underlying Funds and may maintain such cash reserves as it may from time to time deem to be appropriate for defensive purposes, to fund future allocations and repurchases, or to pay operating costs or to pay the cash portion of any Distributions. Ironwood may invest and manage such cash reserves in Treasury securities, money market funds, bank deposits and similar short-term instruments or accounts including repurchase agreements for such securities. If Ironwood allocates some of the Fund’s assets to a money market fund or similar investment, the Fund will bear the standard management fees and costs and expenses of such money market fund in addition to the fees and expenses borne by the Fund.
INVESTMENT STRATEGIES

Following are brief summaries of some of the investment strategies which may be utilized by the Underlying Funds. They are not intended to be complete explanations of the strategies described or a list of all possible investment strategies or methods which may be used by the Underlying Funds.

(1)
Convertible Bond Arbitrage. Involves purchasing a convertible bond and selling short a varying percentage (“delta hedge”) of the stock into which the bond is convertible. In the event that the price of the stock rises, the increase in value of the bond’s conversion option is anticipated to more than offset the loss in the short stock position. In the event that the price of the stock falls, the gain on the short stock position should more than offset the loss on the bond, because the value of the bond is anticipated not to fall below the price investors are willing to pay for the non-convertible debt of the issuer. Underlying Advisers invest in the entire range of convertible bonds from “deep-in-the-money” bonds to “busted” bonds. Underlying Advisers set up positions with hedges against numerous other factors, including, but not limited to, interest rates, implied volatility and credit risk.

(2)
Distressed Situations. Involves the purchase or short sale of debt or equity securities of issuers experiencing financial distress. These securities may be attractive because of the market’s inaccurate assessment of the issuer’s future potential or the values and timing of recoveries. Some Underlying Advisers may obtain voting rights or control blocks and actively participate in the bankruptcy/reorganization process, while others may remain passive investors.

(3)
Event Credit. Exploits inefficiencies in credit securities (i.e., loans, bonds, credit default swaps, etc.) derived from activities such as legal situations, covenant amendments, activist strategies and corporate activity. Underlying Advisers will initiate investments when they identify a defined catalyst or event that may impact the price of the security.

(4)
Event Equity. Involves the purchase and/or sale of securities involved in corporate events, such as restructurings, asset sales, proxy contests and liquidations. Underlying Advisers will generally enter these types of investments when they identify a specific theme or catalyst that may affect the price of an individual stock or situation.

(5)
Fixed Income and Interest Rates. Strategies that deploy capital in the developed fixed income and interest-rate markets, focusing on liquid products, including nominal and inflation-protected government bonds, interest-rate swaps, futures and options. The strategies are primarily concentrated in developed markets and combine macroeconomic analysis, quantitative modeling and portfolio construction techniques.

(6)
Market Neutral and Hedged Equity. Involves the purchase of a stock, or basket of stocks, that is relatively underpriced and selling short a stock, or basket of stocks, that is relatively overpriced. Depending on the Underlying Adviser’s investment strategy, the determination of whether a stock is overpriced/underpriced can be made through fundamental analysis or by complex statistical models that examine numerous factors that affect the price of a stock. Ironwood favors long/short Underlying Advisers who use a “dollar balanced” approach, i.e., they are short approximately the same dollar value of stocks that they are long.

(7)
Portfolio Protection. A variety of strategies and positions intended to protect an Underlying Adviser’s portfolio against unusual market movements and tail risk events. These “protection trades” are intended to help protect trading strategies that should not otherwise be affected (i.e., are already hedged) but can come under pressure from market liquidations, abnormal volatility and general macro risks. Protection strategies can include, but are not limited to, the use of options, futures, indices, exchange traded funds, credit default swaps and certain individual corporate and sovereign securities.

(8)
Private Securities. Involves an investment made in a company outside of the public markets. Underlying Advisers will generally enter these types of investments when they discover a theme that cannot adequately be captured through public market investments. Underlying Advisers may either make a passive investment or take a more active role in the management of the target company.
(9)
Risk Arbitrage. Seeks to profit from the spread between the current and projected values of securities involved in a corporate event. The most common form of this strategy is merger arbitrage, which involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company (positions may be reversed if the Underlying Adviser feels the acquisition may not close). The target’s stock typically trades at a discount to the offer price due to the uncertainty of the completion of the transaction. This strategy is largely dependent upon the manager’s ability to correctly analyze the outcome and completion date of a proposed transaction. Other examples of risk arbitrage trades include spin-offs, multi-share capital arbitrage and tender offers.

(10)
Statistical Arbitrage. Systematic trading strategies intended to exploit short- and long-term pricing inefficiencies between securities. Underlying Advisers rely on mathematical models to identify the temporal convergence and/or divergence of price movements of a pair or basket of stocks. These highly technical strategies typically involve large numbers of securities, short holding periods and substantial computational and trading activity.

(11)
Structured Credit. Strategies that invest primarily in residential and commercial mortgage-backed securities (RMBS and CMBS), other non-mortgage related asset-backed securities (ABS), collateralized debt obligations, structured notes and other structured products. The most common strategies involve long and short positions in RMBS, CMBS, ABS and related derivatives and indices.

Risk [Text Block]
CERTAIN RISK FACTORS
Prospective investors should consider the following factors in determining whether an investment in the Fund is appropriate for them. However, the following section does not set forth all risks applicable to the Fund and prospective investors should read this entire Prospectus prior to investing in the Fund. The following discussion of certain risk factors does not purport to be an exhaustive list or a complete explanation of all of the risks involved in an investment in the Fund. An investment in the Fund should only be made after consultation with independent qualified sources of investment and tax advice. In addition, certain Underlying Funds employ strategies for which no specific “risk factors” are provided. Nevertheless, such strategies should be considered to be speculative, volatile and, in general, no less risky than other strategies more fully described herein.
THE PAST RESULTS OF THE UNDERLYING FUNDS OR THE UNDERLYING ADVISERS SELECTED FOR INVESTMENT BY THE FUND ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE. NO ASSURANCE CAN BE MADE THAT PROFITS WILL BE ACHIEVED OR THAT SUBSTANTIAL LOSSES WILL NOT BE INCURRED. THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM AND SHOULD REPRESENT ONLY A PORTION OF AN INVESTOR’S PORTFOLIO MANAGEMENT STRATEGY.
Closed-End Fund; Limited Liquidity; Units Not Listed; Repurchases of Units.
The Fund is a closed-end, non-diversified, management investment company under the 1940 Act designed primarily for long-term investment and is not intended to be a trading vehicle. Units are not redeemable. Investors should not invest in the Fund if they need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities. Ironwood believes that unique investment opportunities exist in the market for Underlying Funds. However, these investments are generally illiquid and an open-end fund’s ability to make such investments is limited. For this reason, among others, the Fund has been organized as a closed-end fund.
The Fund does not intend to list its Units for trading on any securities exchange. There is no secondary trading market for the Units and none is expected to develop. Because the Fund is a closed-end investment company, the Units are, therefore, not readily marketable. The Fund is not required to repurchase its Units at the option of Members and Units are not exchangeable for interests of any other fund. Although the Board, in its complete and absolute discretion, may cause the Fund to make Offers to repurchase outstanding Units at their net asset value, the Units are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. The number of Units that the Fund will make Offers to repurchase during any Offer is determined by the Board in its complete and absolute discretion, and such number may be all or any portion of the Fund’s outstanding Units. In addition, in extreme cases, the Fund may not be able to complete repurchases due to its holding of illiquid investments in interests of the Underlying Funds. Members whose Units are repurchased will bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their Offer Acceptances and the effective date of the repurchase (i.e., the Repurchase Date). Further, Offers, if any, may be suspended or postponed in the complete and absolute discretion of the Board.
An investment in the Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Units and the investments of the Fund in the Underlying Funds as well as the limited liquidity of the investments owned by the Underlying Funds. See “Eligible Investors” and “Repurchases of Units.” Also, because the Units will not be listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Members.
Ironwood expects that it will recommend to the Board that the Fund offer to repurchase Units from Members on the Repurchase Dates. In addition, a Member that requests a repurchase of such Member’s Units subject to a Lock-Up Period will be subject to an Early Repurchase Fee of 5.00% of the amount being repurchased by the Fund, payable to the Fund. Units are not freely transferable. As there is no market for Units and none is expected to develop, Members may not be able to liquidate their investment in the event of an emergency or for any other reason and Units may not be readily accepted as collateral for a loan. In addition, illiquidity of the Fund’s investments (Underlying Funds may only allow redemptions on an annual or more irregular basis and may impose limits on the amount of redemptions) or an Underlying Fund’s investments may prevent the Fund from making prompt payment of repurchase proceeds. Each Underlying Fund has substantial restrictions on the ability of investors (including the Fund) to redeem their interest therein and broad authority to suspend redemptions of interests therein. None of Ironwood, the Board or any of their respective employees or other affiliates has any control over any Underlying Fund or any Underlying Adviser. Therefore, due to circumstances outside of the control of Ironwood, the Board and any of their respective affiliates, the Fund may be unable to repurchase Units as of any Repurchase Date. Further, in certain limited circumstances, the Fund may delay offers to repurchase Units and/or pay for repurchased Units in kind rather than in cash.
Illiquidity of Fund Investments.
The Fund generally invests all of its assets in Underlying Funds where Ironwood has no control over the trading policies or strategies of such entities and does not have the same ability as with separate accounts to react quickly to changing investment circumstances due to the limited liquidity of these types of investment.
Underlying Funds provide only limited withdrawal opportunities and may implement further liquidity constraints, such as “gates,” “side pockets,” suspension of withdrawals/net asset value calculations, withdrawals in kind, special liquidity vehicles, lock-ups, withdrawal fees and less frequent withdrawal rights. Ironwood has no control over the liquidity of the Underlying Funds and depends on the Underlying Fund to provide valuations as well as liquidity in order to process withdrawals. Members must recognize that under certain circumstances, repurchases may be materially restricted or delayed due to the Underlying Funds’ illiquidity. In some cases, Ironwood may have allocated Fund assets to Underlying Funds which Ironwood later intends to liquidate but the Fund is unable to do so promptly due to liquidity constraints imposed by such Underlying Funds. To the extent that a material portion of the Fund’s assets are allocated to Underlying Funds that take such actions, the Fund will likely be unable to withdraw from such Underlying Funds for an extended period of time notwithstanding a desire to do so. Such inability to withdraw from such Underlying Funds could expose the Fund to losses it may have avoided if it had been able to allocate away from such Underlying Funds.
The complicated and often protracted process of withdrawing from Underlying Funds could hinder the Fund’s ability to repurchase Units from Members in a timely manner, as well as the Fund’s ability to adjust its Underlying Fund allocations. It could also cause the Fund’s portfolio to become unbalanced in the event the Fund withdraws from its more liquid Underlying Funds to fund the Fund’s repurchases or expenses. Ironwood limits the percentage of Units subject to any repurchase Offer to seek to mitigate these risks, but there will continue to be some risk regardless of the size of the Offer. Also, to the extent that a material portion of Underlying Funds suspend the calculation of net asset value, Ironwood may be unable to calculate the Fund’s net asset value.
Underlying Fund Risk.
The Fund’s approach to investing in multiple Underlying Funds is subject to the possibility of loss due to an Underlying Fund’s fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets) or simply poor judgment.
During the lifetime of the Fund, there could be material changes in one or more Underlying Funds, including changes in control and mergers. The effect of such changes on an Underlying Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Underlying Funds, the Fund may not be able to quickly alter its portfolio allocation in response to any such changes, resulting in substantial losses.
Direct Ownership of Assets Received from Underlying Funds.
While the Fund historically has invested only in Underlying Funds, the Fund may from time to time receive distributions of securities or other assets in kind from an Underlying Fund. In such circumstances, the Fund may be required to hold, manage and ultimately dispose of those assets directly. Such assets may be illiquid, difficult to value, subject to contractual or legal restrictions on transfer or otherwise difficult to sell at a desired time or price.
Direct ownership of such asset or assets may result in the Fund becoming exposed to the results of individual instruments and issuers. In general, such exposure may not be different in nature from indirect exposure to the same instrument or issuer when held at the level of an Underlying Fund, but decisions regarding the management, valuation, retention and disposition of such assets will be solely in the discretion of Ironwood. Ironwood has not historically managed direct investments of this type on behalf of the Fund and therefore has limited experience managing such assets within the Fund’s structure.
The Fund also may be subject to the costs of transacting in the asset, including the potential that transactions could adversely affect market pricing and liquidity. The value ultimately realized upon the disposition of such assets may differ materially from the value at which they were previously carried by the Fund or the applicable Underlying Fund.
Non-Diversified Status Under the 1940 Act.
The Fund is a “non-diversified” investment company under the 1940 Act. Thus, there are no limitations imposed by the 1940 Act on the percentage of the Fund’s assets that may be invested in the securities of any one issuer. This may result in the Fund’s investment portfolio being more susceptible to a single economic, political or regulatory occurrence than would be the case if the Fund were operated as a diversified investment company under the 1940 Act. The Fund generally will not invest more than 10% of its assets (measured at the time of purchase) in the securities of a single Underlying Fund (or any group of Underlying Funds managed by a single Underlying Adviser or group of affiliated Underlying Advisers), although it has the discretion to do so.
No Guarantee of Investment Program Success.
No guarantee or representation is made that the Fund’s investment program will be successful.
 General Economic and Market Conditions and Political Uncertainty.
The success of the Underlying Funds’ and the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances.
Although globally and among developed countries there has been a relatively stable political environment for decades, recent events, including the Russian invasion of Ukraine that began in February 2022, have impacted global stability and markets. As a result, international policies, relationships and trade agreements, which have generally been perceived as stable or evolving only slowly in the post-WWII period, are in flux. Adjustments in major trade relationships include the United States’ reassessment and renegotiation of its various other existing trade agreements, the imposition of tariffs, and the imposition of country sanctions, including broad sanctions on Russia and others supporting Russia’s economy or military efforts. Such measures may be met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth can be linked. The imposition of new tariffs or retaliatory measures, including those involving major trading partners such as China, Canada, Mexico or the European Union, may increase costs for businesses and consumers, contribute to inflationary pressures, reduce economic growth and adversely affect the performance and liquidity of investments held by the Underlying Funds. The extent and duration of any such measures and their ultimate economic consequences remain uncertain.
Furthermore, the administration in the United States could also significantly impact the regulation of United States financial markets. Areas subject to potential change, amendment or repeal include the Dodd-Frank Act, the authority of the Federal Reserve and administrative agencies. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the United States.
Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the domestic and international stages, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, interest rate movements globally, historically high inflation rates, structural stresses in Europe and Asia, public health issues like pandemics or epidemics, natural disasters, extreme weather events, international terrorist activity, armed conflict and risk of armed conflict in the Middle East, East Asia, Europe and elsewhere, cyberattacks, rapid technological developments or widespread adoption of new technologies (such as artificial intelligence), and the reduced ability of bank proprietary trading desks or dealer balance sheets to meet liquidity shocks. The severity and duration of the conflict between Russia and Ukraine, the conflict in the Middle East, and their impact on global markets are impossible to predict. Such factors may affect the level and volatility of security prices and liquidity of the Fund’s investments.
Recent geopolitical developments, including continuing tensions between the United States and China, ongoing conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, and increasing geopolitical fragmentation may adversely affect global markets, supply chains, commodity prices, investor sentiment and economic growth. The duration, severity and broader consequences of such developments are difficult to predict and may result in heightened market volatility, reduced liquidity, disruptions to trade and investment flows, and increased operational and cyber security risks for market participants.
Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.
Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Underlying Funds and the Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective.
Market Turmoil.
Market turmoil may negatively affect the Fund’s performance and its ability to withdraw from the Underlying Funds. Both the credit and equity markets experienced unprecedented turmoil during 2007-2009, resulting in the credit markets becoming illiquid, credit spreads widening and the equity markets losing substantial value. Such market conditions caused many private investment funds to suffer substantial losses. At the same time, some funds implemented withdrawal gates, designated investments, illiquid investment provisions or suspended withdrawals in response to increased withdrawal requests and other actions that might have adversely affected the Fund’s ability to withdraw from the Underlying Funds. Such market turmoil may occur in the future, which may cause some funds to suffer substantial losses and/or implement measures that adversely affect the Fund. More recently, disruptions due to the COVID-19 pandemic, tariffs, geopolitical instability, inflation and interest rate movements, supply chain disruptions, and volatility in the banking sector have led to market turbulence, and the extent and duration of such market turbulence are impossible to predict. In addition, the expanded influence of social media platforms on the market, combined with the access to commission-free retail brokerage, can exacerbate the volatility of particular issuers without regard to the fundamental value or the financial results of such issuers.
Market Risk.
The Fund’s investment approach is subject to various investment-related types of risks, including market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of riskier assets and contraction of available credit or other financing sources.
Investment Strategies Generally.
While certain Underlying Funds use “relative value” hedging or arbitrage strategies, this in no respect should be taken to imply that the Fund’s investments in such Underlying Funds are without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions and illiquidity and default on one side of a position can effectively result in the position being transformed into a speculative position. Every relative value strategy involves exposure to some second-order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar-term government bonds or the price spread between different classes of stock for the same underlying firm. Further, many “relative value” Underlying Funds employ limited directional strategies which expose such Underlying Funds to certain market risk.
Hedging Risk.
While the Fund historically has not elected to hedge its exposures directly at the Fund level, Ironwood may from time to time determine that it is appropriate for the Fund to hedge certain investment, market or other risks. Hedging can have the effect of limiting both positive and negative investment returns, depending on the goals and implementation of the hedge. Hedging transactions are intended to reduce or offset particular risks but may not be successful and may themselves expose the Fund to additional risks. The effectiveness of a hedge will depend on, among other things, Ironwood's ability to identify the relevant risk and implement an appropriate hedging transaction, as well as the degree of correlation between the hedge and the exposure being hedged. There can be no assurance that a hedge will perform as anticipated, and a hedging transaction could result in losses or cause the Fund to perform less favorably than it would have if the Fund had not entered into the hedge. Suitable hedging transactions may not be available when Ironwood considers them desirable, or may not be available on terms or at a cost that Ironwood considers appropriate.
Hedging transactions also involve costs and other obligations. Depending on the instrument used, these may be limited to an upfront premium payment to establish a position or instead may require ongoing payments or the posting of collateral. Such costs will reduce Fund returns and may outweigh the benefits of a hedge. Certain hedging transactions also may expose the Fund to the credit and performance risk of a counterparty, such as a bank or broker-dealer, including the risk that the counterparty becomes unable or unwilling to perform its obligations. The Fund may be unable to terminate, replace or maintain a hedge at a desired time or at an acceptable cost. Ironwood is under no obligation to hedge any particular risk or exposure, and there can be no assurance that the Fund will have a hedge in place at any particular time.
Credit Markets.
Certain of the Underlying Funds will concentrate on the credit markets, attempting to take advantage of relative mispricings. The identification of attractive investment opportunities in disrupted credit markets is difficult and involves a significant degree of uncertainty.
The credit markets are, in general, highly susceptible to interest-rate movements, government interference, economic news and investor sentiments. There was significant volatility in the credit markets in 2007-2009 and again in the first quarter of 2020, and the credit markets more recently entered a period of volatility in 2022. During periods of “credit squeezes” or “flights to quality,” the market for credit instruments other than U.S. treasury bills can be substantially reduced. This poses the risk that leveraged credit instrument positions held by Underlying Funds that pursue credit related investment strategies may need to be sold at discounts to fair value of outstanding positions, resulting in additional margin calls as loan to value triggers are hit under prime brokerage and swap agreements. Such downward pressures on price and leverage could cause substantial or total losses for Underlying Funds implementing credit strategies. Moreover, even if such Underlying Funds do not implement leverage strategies, forced sales from those funds into illiquid markets due to investor withdrawals could result in substantial losses.
Short Selling and Futures Trading.
Some of the Underlying Funds use high-risk strategies, such as selling securities short and futures trading. Short selling exposes the seller to unlimited risk due to the lack of an upper limit on the price to which a security may rise. Emergency short sale rules have been adopted at times by the SEC and other financial market regulators. Such limitations may materially adversely impact the implementation of certain trading strategies making them uneconomical or impractical to implement, exposing the Fund to potential material losses. For example, commodity futures prices can be highly volatile. Because of the low margin deposits normally required in futures trading, an extremely high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a commodity futures contract may result in an Underlying Fund incurring substantial losses. In addition, if it is determined by the broader market that an Underlying Fund (and others) are short a heavily shorted security, the Underlying Fund may be susceptible to the risk that groups of investors may coordinate, on social media or otherwise, to drive up the price of the short position for the purpose of causing the holders of such positions, including the Underlying Fund, to close out of such positions.
Forward Trading.
Underlying Funds may engage in forward trading. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have been unable to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Underlying Funds due to unusually high trading volume, political intervention or other factors.
Risk and Event Arbitrage.
In pursuing risk and event arbitrage opportunities, certain Underlying Funds may seek to purchase securities at prices below their anticipated value following the occurrence of a predicted event, including proposed mergers, tender offers, spin-offs or similar transactions. Such purchase price may be in excess of the market price of the securities immediately prior to the announcement of the proposed transaction. If the proposed transaction is not consummated or is delayed, the market price of the security may decline and result in losses to the Fund. In certain transactions, the Underlying Fund may not be hedged against market fluctuations unrelated to the anticipated transaction but which may affect the value of the consideration to be received. This may result in losses, even if the proposed transaction is consummated.
Investment in Restricted Securities.
While most of the Underlying Funds invest primarily in marketable instruments, certain Underlying Funds, especially those implementing private investment strategies, invest in restricted or non-marketable securities. In certain circumstances, such investments could limit the liquidity of the Fund’s investments in such Underlying Funds.
Investment Commitments.
Certain Underlying Funds may request advance commitments to invest by the Fund. In such a case, the Fund agrees to invest up to a specific amount when and if requested to do so by the Underlying Fund. This exposes the Fund to the risk that the investment may no longer be desirable when it is required to be made. Further, the Fund must manage its available cash, including through maintaining capacity to borrow, so as to have cash on hand to complete the investment when required. Commitments of this nature can represent material obligations of the Fund.
Investment in Distressed and Low Credit Quality Securities.
Certain Underlying Funds may acquire distressed securities and securities issued by companies with a low credit rating. Such securities tend to be highly volatile and illiquid. In addition, there may be a significant risk of payment default in the case of debt securities. The Underlying Fund’s ability to realize significant appreciation in the value of such securities may depend upon the issuer’s ability to achieve a successful reorganization or restructuring. The risk inherent in such securities may be offset by hedging techniques, but this may not always be the case. In some instances, hedging could compound the risk.
Equity Securities.
The value of the securities held by the Underlying Funds is subject to market risk, including changes in economic conditions, business conditions, growth rates, profits, interest rates and the market’s perception of these securities. The Fund’s net asset value will increase and decrease, reflecting fluctuations in the value of such securities.
Debt and Other Fixed Income Securities.
Fixed income securities are subject to interest rate, market and credit risk. Interest rate risk relates to changes in a security’s value as a result of changes in interest rates generally. Even though such instruments are investments that may promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when such interest rates rise. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase or decrease significantly in value when market interest rates fall or rise, respectively. After a brief period during which it increased interest rates above the historically low levels that followed the 2008 financial crisis, the U.S. Federal Reserve (the “Fed”) decreased interest rates back to near historically low levels. More recently, the Fed increased interest rates in light of inflationary pressures. While inflation has shown signs of moderating, it remains uncertain whether substantial inflation in the United States will be sustained over an extended period of time or have a significant effect on the United States or other economies. Although inflation has moderated from recent peak levels, inflationary pressures remain elevated in certain sectors of the economy and may be affected by labor market conditions, energy prices, fiscal policy, tariffs and supply-chain disruptions. Central banks, including the Fed, may maintain interest rates at elevated levels for longer than anticipated or alter monetary policy in response to changing economic conditions. Changes in inflation expectations or monetary policy may adversely affect the value and liquidity of investments held by the Underlying Funds and may negatively impact economic growth and market performance. A substantial increase in interest rates (or the maintenance of higher interest rates for longer than markets anticipate) could have a material adverse effect on fixed income investments and on the performance of the Fund. Market risk relates to the changes in the risk or perceived risk of an issuer, country or region. Credit risk relates to the ability of the issuer to make payments of principal and interest. The values of fixed income securities may be affected by changes in the credit rating or financial condition of the issuing entities. Fixed income securities denominated in non-U.S. currencies are also subject to the risk of a decline in the value of the denominating currency relative to the U.S. dollar.
Convertible Securities.
Convertible securities (“Convertibles”) are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security Convertibles) or dividends (preferred stocks). A Convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a Convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a Convertible usually falls. Since it is convertible into common stock, the Convertible generally has the same types of market and issuer risk as the underlying common stock. Convertibles that are debt securities are also subject to the normal risks associated with debt securities, such as interest rate risks, credit spread expansion and, ultimately, default risk, as discussed above. Convertibles are also prone to liquidity risk, as demand can dry up periodically and bid/ask spreads on bonds can widen significantly.
An issuer may be more likely to fail to make regular payments on a Convertible than on its other debt because other debt securities may have a prior claim on the issuer’s assets, particularly if the Convertible is preferred stock. However, Convertibles usually have a claim prior to the issuer’s common stock. In addition, for some Convertibles, the issuer can choose when to convert to common stock, or can “call” (redeem) the Convertible, which may be at times disadvantageous for an Underlying Fund. Finally, because Convertible arbitrage also involves the short sale of underlying common stock, the strategy is also subject to stock-borrowing risk, which is the risk that an Underlying Fund will be unable to sustain the short position in the underlying common shares.
Currency Risk.
Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the respective markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by governments or central banks (or the failure to intervene) or by currency controls or political developments. Certain of the investments of the Underlying Funds are in currencies other than the U.S. dollar. Because the Fund maintains its books and records in U.S. dollars, exchange rate fluctuations may cause the value of these investments to diminish.
Trading in Derivatives Markets.
The Underlying Funds may make use of various derivative instruments, such as Convertibles, options, futures, forwards and interest rate, credit default, total return and equity swaps. The use of derivative instruments involves a variety of material risks, including the extremely high degree of leverage sometimes embedded in such instruments. The derivatives markets may be characterized by limited liquidity, which can make it difficult as well as costly to close out open positions in order either to realize gains or to limit losses. The pricing relationships between derivatives and the instruments underlying such derivatives may not correlate with historical patterns, resulting in unexpected losses.
Use of derivatives and other techniques, such as short sales for hedging purposes involves certain additional risks, including (i) dependence on the ability to predict movements in the price of the securities hedged; (ii) imperfect correlation between movements in the securities on which the derivative is based and movements in the assets of the underlying portfolio; and (iii) possible impediments to effective portfolio management or the ability to meet short-term obligations because of the percentage of a portfolio’s assets segregated to cover its obligations. In addition, by hedging a particular position, any potential gain from an increase in the value of such position may be limited.
Over-the-Counter Derivatives Transactions.
Although the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) currently requires many over-the-counter (“OTC”) interest rate derivative transactions and certain credit default swaps previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearinghouse and may require additional types of OTC derivatives transactions to be submitted for clearing in the future, certain of the derivatives that may be traded by an Underlying Fund may remain principal-to-principal or OTC contracts between an Underlying Fund and third parties entered into privately. The risk of counterparty nonperformance can be significant in the case of these OTC instruments and “bid-ask” spreads may be unusually wide in these OTC derivatives markets. While the Dodd-Frank Act is intended in part to reduce these risks, it is still uncertain whether the Dodd-Frank Act has been effective in reducing counterparty risk. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be extremely complex and may involve leveraging of the assets of one or more Underlying Funds, include: (1) counterparty credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations); (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable and the insolvency or bankruptcy of a counterparty could preempt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks, such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).
Investments in Non-U.S. Underlying Funds and Non-U.S. Markets by Underlying Funds.
Substantially all of the Fund’s assets are invested in Underlying Funds organized outside of the United States. A jurisdiction in which one or more Underlying Funds may be organized may have limitations on the ability of the Fund as an investor in such Underlying Funds to enforce the Fund’s rights as an investor therein. Moreover, the laws of such jurisdiction may generally limit the rights of investors in an Underlying Fund. The Fund does not have limits on investments in Underlying Funds that are organized in any jurisdiction.
In addition, certain Underlying Funds may trade on securities and commodities markets located outside the United States. Trading on such markets between non-U.S. counterparties is not regulated by any U.S. government agency and may involve certain risks not applicable to trading on U.S. markets. For example, certain foreign markets are “principals’ markets” in which performance is the responsibility of the counterparty rather than a clearinghouse. Consequently, investments by the Underlying Funds in non-U.S. financial markets, including markets in developing countries, present political, regulatory and economic risks that are significant and that may differ in kind and degree from risks presented by investments in the United States and pose a range of potential risks that could include, depending upon the country involved, expropriation, confiscatory taxation, political or social instability, illiquidity, price volatility and market manipulation.
In addition, less information may be available regarding non-U.S. issuers and non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Further, non-U.S. securities may not be as liquid as U.S. securities. Transaction costs of investing outside the United States are generally higher than in the United States. Higher costs result because of the cost of converting a non-U.S. currency to U.S. dollars, the payment of fixed brokerage commissions on some non-U.S. exchanges and the imposition of transfer taxes or transaction charges by non-U.S. exchanges. There is generally less government supervision and regulation of exchanges, brokers and issuers outside the United States than there is in the United States and there is greater difficulty in taking appropriate legal action in non-U.S. courts. Non-U.S. markets can also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Fund’s performance.
Use of Trading Systems by Underlying Funds.
Certain Underlying Funds’ strategies require the use of systematic trading systems. As market dynamics shift over time (for example, due to changing market conditions and participants), a previously highly successful trading system often becomes outdated or inaccurate, perhaps without the Underlying Adviser recognizing that fact before substantial losses are incurred. There can be no assurance that an Underlying Adviser will be successful in continuing to develop and maintain effective quantitative trading systems.
Systematic trading systems also rely heavily on computer hardware and software, online services and other computer-related or electronic technology and equipment to facilitate the Underlying Fund’s investment activities and may trade financial instruments through electronic trading or order routing systems. Electronic trading exposes such an Underlying Fund, and therefore the Fund, to the risk of system or component failure.
Strategy Risk.
The Fund is subject to strategy risk. Strategy risk is associated with the failure or deterioration of an entire strategy (such that most or all Underlying Funds in the strategy suffer significant losses). Strategy-specific losses can result from excessive concentration by multiple Underlying Funds in the same investment or broad events that adversely affect particular strategies (e.g., illiquidity within a given market). Concentration risk also can be present when the broader markets themselves become concentrated. As one example, in recent periods information technology companies and companies in related sectors such as communication services have represented a significant percentage of both public and private markets capitalization, such that many different strategies may have direct or indirect exposure to those sectors.  In that example, to the extent the Fund, through the Underlying Funds, is significantly invested in information technology companies and companies in related sectors, then the Fund also could be subject to risks specific to those sectors, which can include rapid changes in technology, short product cycles and rapid product obsolescence, evolving industry standards, evolving regulatory and governmental requirements, reliance on intellectual property rights, unpredictable changes in growth rates, competition for qualified personnel, and risks associated with the development and adoption of new and emerging technologies, including artificial intelligence.  These sectors also can include newer and start-up companies with greater inherent operational, business and market risks, as well as increased related volatility in share prices.
Long/Short Equity Risks.
The Fund could incur significant losses in the long/short equities component of the Underlying Funds in the event of a substantial decline in the global stock markets.
Custody Risk.
Institutions, such as brokerage firms, banks or limited partnerships, will have custody of the Fund’s assets and the assets of each Underlying Fund. Often these assets will not be registered in the Fund’s name or, in certain cases, the name of the Underlying Funds. Bankruptcy or fraud at one of these institutions could indirectly impair the operational capabilities or capital position of the Fund by impairing an Underlying Fund through which it has invested. Ironwood attempts to limit its direct investment transactions to well-capitalized and established banks and brokerage firms in an effort to mitigate such risks and all of the Fund’s assets will be custodied with the Custodian, although this may change in the future. Ironwood, however, will have no control over the banks, brokerage firms or other institutions used by the Underlying Fund to custody assets.
No Control of Fund Investments.
The Fund invests substantially all of its assets in Underlying Funds where Ironwood has no control over the trading policies or strategies of such entities and does not have the same ability as with separate accounts to react quickly to changing investment circumstances due to the limited liquidity of these types of investments.
Limited Access to Information on Underlying Funds’ Investments.
Although Ironwood receives detailed information from each Underlying Fund regarding the Underlying Fund’s historical performance and investment strategy, Ironwood generally is not given access to real-time information regarding the actual investments made by the Underlying Funds. At any given time, Ironwood may not know the composition of the Underlying Funds’ portfolios with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets. In addition, Ironwood may not learn of significant structural changes, such as personnel, manager withdrawals or capital growth, until after the fact and does not have real-time information regarding the Underlying Funds’ liquidity or valuation.
Reliability of Valuations.
Although the Board has designated Ironwood as valuation designee for the Fund, with responsibility for the fair valuation of assets of the Fund, subject to the Board’s oversight, the value of the Fund’s interest in each Underlying Fund is generally determined pursuant to the instrument governing such Underlying Fund, and reported by the relevant Underlying Adviser or such Underlying Fund’s administrator. As a general matter, the governing instruments of the Underlying Funds provide that any securities or investments that are illiquid, not traded on an exchange or in an established market or for which no value can be readily determined, are assigned such fair value as the respective Underlying Advisers may determine in their judgment based on various factors.
Such factors include, but are not limited to, dealer quotes or independent pricing appraisals, and may include estimates. An Underlying Fund may also be required to make a valuation adjustment under Accounting Standards Codification Topic No. 820 (“ASC 820”). For instance, if an Underlying Fund has assets on deposit with a dealer that is in distress or has gone bankrupt, the Underlying Fund may under ASC 820 discount the value of those assets. The Fund Administrator relies on these estimates in calculating the Fund’s net asset value for reporting, repurchases, fees and other purposes and generally does not make any further adjustments; however, in accordance with its Valuation Policy, the Fund may adjust the value received from an Underlying Fund, and such adjustment could reduce the net asset value of the Fund. Such valuations may not be indicative of what actual fair market value would be in an active, liquid or established market.
There may be circumstances in which actual or estimated net asset values of Underlying Funds would be adjusted by Ironwood if Ironwood determines that a significant and unusual circumstance with an Underlying Fund warrants a net asset value adjustment under ASC 820. While the Board has designated fair valuation responsibility to Ironwood, which acts through its Valuation Committee, the ultimate oversight of the valuation of the Fund’s assets rests with the Board.
Additional Valuation Risks and Potential Conflicts of Interest.
The Fund is subject to valuation risk at multiple levels. First, as just described, the Fund generally relies upon valuations reported by the Underlying Funds, which are typically determined by the applicable Underlying Adviser or an administrator acting under the supervision of such Underlying Adviser. Underlying Advisers may have interests that differ from those of the Fund and its Members. For example, the compensation of an Underlying Adviser may be based in whole or in part on the value or performance of the Underlying Fund, and valuations may affect the calculation of management fees, performance-based compensation, investor subscriptions and withdrawals, marketing materials, financial reporting and other matters. As a result, an Underlying Adviser may have an incentive to determine valuations that are higher, lower or less volatile than would otherwise be the case. Although Ironwood conducts due diligence on the valuation practices of Underlying Funds and monitors such valuations as part of its ongoing oversight process, Ironwood generally does not have access to the information necessary to independently verify all valuations reported by Underlying Funds and must rely to a significant extent on the information provided by the Underlying Funds and their service providers.
Second, the Fund is subject to valuation risk at the Fund level. The Board has designated Ironwood as valuation designee pursuant to Rule 2a-5 under the 1940 Act and Ironwood is responsible, subject to Board oversight, for making certain valuation determinations affecting the Fund. In carrying out these responsibilities, Ironwood may be required to exercise judgment in evaluating information received from Underlying Funds, determining whether adjustments to reported values are appropriate, and valuing investments for which market quotations are not readily available. Because the Fund's net asset value affects, among other things, the price at which Units are purchased and repurchased, the calculation of advisory fees and the reporting of Fund performance, conflicts of interest may arise in connection with such valuation determinations. Although Ironwood has adopted valuation policies and procedures designed to address such conflicts and to determine fair value in good faith, there can be no assurance that such procedures will eliminate the possibility that a valuation determination may be affected by a conflict of interest, an error in judgment or incomplete information.
Accordingly, the value assigned to an investment by an Underlying Fund or by the Fund may differ materially from the value that would have been used if a ready market for the investment existed or from the value ultimately realized upon disposition of the investment. Such differences could adversely affect the Fund's reported net asset value, performance, fees, subscriptions, repurchases and distributions.
Incentive Toward Riskier Strategies.
Most Underlying Advisers receive performance-based compensation calculated by reference to the investment performance of their corresponding Underlying Fund. Underlying Advisers compensated with performance fees may tend to incur more risk than those who receive fixed fees.
Use of Leverage.
The Underlying Funds generally use leverage by purchasing instruments with the use of borrowed funds, selling securities short and/or trading options or futures contracts, which would increase any loss incurred. The more leverage is employed, the more likely a substantial change will occur either up or down in the value of the Units. Because of the relatively small intrinsic profits in “hedge” or “arbitrage” positions, some Underlying Funds may acquire extremely large positions in an effort to meet their rate of return objectives. Consequently, they will be subject to major losses in the event that market disruptions destroy the hedged nature of such positions and are subject to the risk of “credit squeezes.” Unlike the Fund, Underlying Funds are not subject to limitations under the 1940 Act with respect to the use of leverage.
Global regulators from time to time seek to assess the use of leverage by hedge funds and may implement new reporting frameworks or even measures designed to limit leverage. While uncertain, any such change may reduce returns to the Underlying Funds and the Fund over time.
Credit Facilities.
In the discretion of Ironwood, proceeds for repurchased Units may be funded through credit facilities provided to the Fund at prevailing market rates by the lender or its affiliates or from unaffiliated third parties. The Fund may also utilize credit facilities for portfolio management purposes. Should such credit facilities be utilized, the Fund would be subject to greater risk of loss than if it did not utilize such credit facilities. Moreover, the Fund would incur additional interest and other expenses with respect to such facilities.
Depending on market conditions, it may be both difficult and expensive to arrange credit facilities. The Fund believes that it will be able to maintain any obtained facility or replace any such obtained facility so as to retain a capability to bridge repurchases and subscriptions and provide leverage, but there can be no assurance that it will be able to maintain a facility over the long term at attractive rates or at the full size desired.
Access to Credit and Overall Credit Market Conditions.
As a general matter, the banks and dealers that provide financing to the Underlying Funds can apply essentially discretionary margin, haircut, financing and collateral valuation policies. Changes by banks and dealers in any of the foregoing may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can be no assurance that any particular Underlying Fund will be able to secure or maintain adequate financing without which an investment in such Underlying Fund may not be a viable investment.
High Trading Volume.
Some of the investment strategies employed by the Underlying Funds may require a high volume of trading. Therefore, turnover and brokerage commissions may be greater than for other investment entities of similar size. In addition, the aggregate cost of operating the Fund, including the fees and expenses paid to Ironwood and the Underlying Funds, may constitute a higher percentage of total assets than for other investment entities.
Competition Among Underlying Funds.
The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a trading profit).
Lack of Diversification.
The Fund is not, and certain Underlying Funds may not be, subject to any formal diversification requirements. Further, the diversification by the Fund and any Underlying Fund may not always be significant and, even if significant, may not provide meaningful risk control, even though it may reduce the Fund’s or the Underlying Fund’s profit potential. Some of the Underlying Funds may concentrate their investments in only a few securities, industries or countries. Although the Fund’s overall investments may be diversified, concentration by individual Underlying Funds may cause a proportionately greater loss than if their investments had been spread over a larger number of investments.
No Assurance of Profits; Trading Method Variance.
There can be no assurance that any trading strategies will produce profitable results and the past performance of an Underlying Fund’s or Underlying Adviser’s trading strategies is not necessarily indicative of its respective future performance. Furthermore, Underlying Funds’ trading methods are dynamic and change over time; thus, an Underlying Fund will not always use the same trading method in the future that was used to compile its past performance record.
Limited Asset Allocation Flexibility.
One of the principal disadvantages and risks inherent in the Fund’s fund of funds structure is the restrictions imposed on the asset allocation flexibility and risk control capability of Ironwood as a result of the limited liquidity of the Underlying Funds in which the Fund invests. Certain Underlying Funds may permit redemptions only on a semi-annual, annual or less frequent basis or be subject to “lock-ups” or redemption “gates” that restrict redemptions. The Fund could be unable to redeem its capital from Underlying Funds for some months after Ironwood has determined that the Underlying Adviser operating such Underlying Fund has begun to deviate from its announced trading policies and strategy.
Multiple Levels of Fees and Expenses; Underlying Advisers’ Performance Fees.
The Fund will incur management, performance, advisory, sponsorship or other fees and expenses when investing in or allocating assets to Underlying Funds. Further, if the Underlying Funds invest in exchange-traded funds or similar managed products, the Fund will be subject to the fees and costs associated with such investments. The fees of Underlying Funds impact their returns and, in turn, the performance of the Fund. In addition, Underlying Advisers’ performance fees are generally paid on a quarterly or annual basis. Therefore, an Underlying Adviser could receive performance fees in a year even though its corresponding Underlying Fund was unprofitable during such year. Once a performance fee is paid, the Underlying Adviser retains the fee regardless of subsequent performance of its corresponding Underlying Fund. Performance fees will be calculated separately for each Underlying Fund, so the Fund could bear substantial performance fees in respect of Underlying Funds whose trading is profitable even when the Fund as a whole has a loss.
Potential for Underlying Adviser Fraud or Misconduct.
When the Fund invests in an Underlying Fund, the Fund does not have custody of the assets or control over their investment. Therefore, there is always the risk that the Underlying Adviser could divert or abscond with the assets, fail to follow agreed-upon investment strategies, provide false reports of operations or engage in other misconduct. The Underlying Funds with whom the Fund invests are private and do not register their securities or investment advisory operations under federal or state securities laws. As such, the Fund’s investments in Underlying Funds are not subject to the same protections afforded to shareholders of registered funds.
Risk of Regulatory Action and Litigation; Possible Indemnification Obligations.
The Fund and Ironwood could be named as a defendant in, or otherwise become involved in, litigation or a regulatory proceeding. Legal and regulatory actions can be time-consuming and expensive, and can frequently lead to unexpected delays or losses. The outcome of such proceedings, which may materially and adversely affect the value of the Fund, may be impossible to anticipate, and such proceedings may continue without resolution for long periods of time. Litigation may consume substantial amounts of Ironwood’s time and attention, often to an extent disproportionate to the amounts at stake in the litigation. The Fund will likely be required to expend significant resources responding to any litigation or regulatory action related to it. Moreover the Fund may be obligated to indemnify an Underlying Fund, other counterparties, and any of their respective principals and affiliates under the various agreements entered into with such parties against certain liabilities they may incur in connection with their relationship with the Fund. The Fund also indemnifies its officers and directors, as well as Ironwood and its affiliates pursuant to the LLC Agreement. See also “Certain Risk Factors—Indemnification of Underlying Advisers” below.
An Underlying Adviser might accumulate substantial positions in the securities of a specific company and engage in a proxy fight, become involved in litigation or attempt to gain control of a company. Under such circumstances, an Underlying Adviser and/or an Underlying Fund conceivably could be named as a defendant in a lawsuit or regulatory action. There have been a number of widely reported instances of violations of securities laws through the misuse of confidential information, diverting or absconding with hedge fund assets, falsely reporting hedge fund values and performance, and other violations of the securities laws. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings are ongoing and it is possible that hedge funds may be charged with involvement in such violations. If that were the case, the performance records of the hedge funds would be misleading. Furthermore, if an Underlying Fund has engaged in such violations, the Fund could be exposed to losses.
Reliance on Key Individuals.
Ironwood relies on the services of certain key individuals and certain Underlying Funds rely on the services of a limited number of persons. Some of the Underlying Funds to which the Fund may allocate capital may be managed by Underlying Advisers that have only one principal. The loss of the services of such key personnel could have a material adverse impact on the Fund.
Impact of Ironwood’s Scale on Fund Operations.
As of July 31, 2026, Ironwood had total assets of approximately $9.3 billion under management. There may be both benefits and disadvantages to the scale and growth of assets under management by Ironwood. Growth in assets may provide greater visibility and commercial leverage for Ironwood when dealing with Underlying Funds and service providers. However, growth in assets may also narrow the scope of investment opportunities otherwise desirable to the Fund or may under certain circumstances result in decreased liquidity with respect to certain investment positions of the Fund. Growth in assets also may require additional resources and infrastructure deployed by Ironwood and other service providers to the Fund. On the other hand, declines in assets may result in untimely dispositions of investments by the Fund, reduce visibility and leverage in the marketplace, and potentially reduce resources for Ironwood.
Large Unitholder Risk.
To the extent a large proportion of Units are held by a small number of Members (or a single Member), the Fund is subject to the risk that these Members will seek to tender Units in large amounts in connection with Offers to repurchase Units. These transactions could adversely affect the ability of the Fund to conduct its investment program. If one or more investors in the Fund initiate significant tenders, it may be necessary to dispose of assets to meet the repurchase request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to Members earlier than the Fund otherwise would have. In addition, under certain circumstances, Members not participating in a tender may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or when a significant investor purchases, tenders or owns a substantial portion of the Units. Furthermore, it is possible that in response to an Offer, the total amount of Units tendered by a small number of Members (or a single Member) may exceed the number of Units that the Fund has offered to repurchase. If an Offer is oversubscribed by Members, the Fund will repurchase only a pro rata portion of Units tendered by each Member. However, the Fund may determine to (i) accept the additional Units permitted to be accepted pursuant to Rule 13e-4(f)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (ii) increase the outstanding Units that the Fund is offering to purchase by up to 2% or (iii) extend the Offer, if necessary, and increase the amount of Units that the Fund is offering. If the Fund only repurchases a pro rata portion of Units tendered in connection with an oversubscribed Offer, the unaccepted portion of any tender will not be automatically carried forward or given priority in connection with any future tender offer made by the Fund. Each Offer is structured so as to repurchase from the Feeder Fund as if its members were direct members in the Master Fund and subject to the terms of the Offer. This has the effect that a significant repurchase interest on the part of the Feeder Fund’s members might limit the number of Units available for repurchase by Members of the Fund.
Corporate-Level Income Tax for Failure to Qualify as a RIC.
To maintain qualification as a RIC under the Code, which is required in order for the Fund to avoid U.S. federal income tax on the portion of net investment income and net capital gains that it distributes to its Members, the Fund must meet certain income source, asset diversification and annual distribution requirements. Satisfying these requirements may require the Fund to take actions it would not otherwise take, such as selling investments at unattractive prices to satisfy diversification, distribution or source-of-income requirements. If the Fund fails to qualify as a RIC for any reason and becomes or remains subject to corporate-level income tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund’s results of operations and financial conditions, and thus, the Members. See “Material U.S. Federal Income Tax Considerations—Taxation as a RIC.”
Difficulty Paying Required Distributions.
The distribution requirement for a RIC is satisfied if the Fund distributes to the Members, for each taxable year, an amount equal to at least the sum of (i) 90% of its ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, reduced by deductible expenses and (ii) 90% of its net tax-exempt income. For U.S. federal income tax purposes, the Fund will include in income certain amounts that it has not yet received in cash. For example, the Fund intends to elect to mark-to-market at the end of each taxable year its shares in the Underlying Funds that are treated as passive foreign investment companies (“PFICs”) or elect to treat such PFICs as “qualified electing funds” (“QEFs”). If the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would recognize as ordinary income any increase in the value of such interests, and, as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in income. Alternatively, if the Fund were to make a QEF election with respect to a PFIC, the Fund generally would be required to include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. Losses of a PFIC for which a QEF election has been made will not pass through to the Fund. In order to make a QEF election, the Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain. Under the mark-to-market or the QEF election, the Fund may be required to recognize in a year income in excess of the Fund’s distributions from the Underlying Funds and such income will nevertheless be subject to the Annual Distribution Requirement. In addition, transactions of the Fund through Partnership Underlying Funds (as defined below) are subject to special tax rules of the Code that may, among other things, accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). See “Material U.S. Federal Income Tax Considerations—Taxation as a RIC.”
Taxable Distribution of Units.
The Fund maintains an “opt out” dividend reinvestment plan for the Members. As a result, when the Fund declares a dividend, each Member that has not made a Distribution Election will automatically have their dividends reinvested in additional Units. To the extent Members make a Distribution Election, the Fund will pay such Member his, her or its Distribution in cash.
Members who receive distributions of Units will be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions, but will not have received cash from the Fund with which to pay such taxes. If the Fund makes such a distribution, each of the taxable U.S. Members will be required to treat the total value of the distribution that each such Member receives as a dividend, to the extent of each such Member’s pro rata share of the Fund’s current and accumulated earnings and profits. With respect to Non-U.S. Members, the Fund may be required to withhold U.S. federal income tax with respect to dividends, including dividends that are paid in Units. See “Distributions” and “Material U.S. Federal Income Tax Considerations.”
Members May Not Participate in Management.
Except for the exercise of certain voting privileges described below under the section titled “Voting,” Members are not entitled to participate in the management of the Fund or the conduct of its business.
Involuntary Repurchase of Member’s Units.
Under the limited circumstances listed under “Repurchases of Units—Mandatory Repurchases,” the Fund may repurchase a Member’s Units without the Member’s consent.
Reliance on Corporate Management and Financial Reporting.
Certain of the strategies implemented by Underlying Funds rely on the financial information made available by the issuers in which the Underlying Funds place assets. None of Ironwood, the Board, the Underlying Funds or the Underlying Advisers have the ability to independently verify the financial information disseminated by these issuers and are dependent upon the integrity of both the management of these issuers and the financial reporting process in general. Corporate mismanagement, fraud and accounting irregularities can result in both issuer-specific losses and broad market uncertainty.
Underlying Funds Not Registered.
The Underlying Funds typically are not registered as investment companies under the 1940 Act and, therefore, the Fund is not entitled to the protections of the 1940 Act with respect to the Underlying Funds. For example, the Underlying Funds typically are not required to, and may not, hold custody of their assets in accordance with the requirements of the 1940 Act. As a result, bankruptcy or fraud at institutions, such as brokerage firms, banks or administrators, into whose custody those Underlying Funds have placed their assets, could impair the operational capabilities or the capital position of the Underlying Funds and may, in turn, have an adverse impact on the Fund. Further, the Underlying Funds in which the Fund invests typically are not subject to the disclosure and other investor protection requirements that would be applicable if their securities were registered or publicly traded.
“Soft Dollar” Payments.
In selecting brokers, banks and dealers to effect portfolio transactions, certain Underlying Advisers may consider such factors as price, the ability of brokers, banks and dealers to effect transactions, their facilities, reliability and financial responsibility, as well as any products or services provided, or expenses paid, by such brokers, banks and dealers. Products and services may include research items used by the Underlying Advisers in making investment decisions and expenses may include general overhead expenses of such manager. Such “soft dollar” benefits may cause an Underlying Adviser to execute a transaction with a specific broker, bank or dealer even though it may not offer the lowest transaction fees.
Other Accounts Advised by Underlying Advisers.
The Underlying Advisers may manage other accounts (including other accounts in which such Underlying Funds may have an interest) which, together with accounts already being managed, could increase the level of competition for the same trades that the relevant Underlying Fund might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security or futures contract at a price indicated by an Underlying Adviser’s strategy.
Turnover.
The Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Underlying Funds may be significant, potentially involving substantial brokerage commissions and fees. The Fund will have no control over this turnover. As a result of this turnover, it is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income and short-term capital gains. In addition, the withdrawal of the Fund from an Underlying Fund could involve expenses to the Fund under the terms of the Fund’s investment.
Changes in Underlying Funds and Allocations; Allocation Risk.
Ironwood may from time to time select new or replacement Underlying Funds and change the percentage of Fund assets allocated to each Underlying Fund. These changes will be made in Ironwood’s sole discretion, subject to the Underlying Funds’ liquidity constraints. The Fund’s success depends to a great extent on Ironwood’s ability to identify and allocate assets successfully among Underlying Funds.
The selection of Underlying Funds by Ironwood and the allocation of the Fund’s assets to Underlying Funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar investment objectives and strategies. The Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant losses.
Other Trading Strategies.
Certain of the Underlying Funds may employ strategies for which no specific “risk factors” are provided. Nevertheless, such strategies should be considered to be speculative, volatile and, in general, no less risky than other strategies more fully described herein.
Inability to Vote or Exercise Control.
The Fund often elects to hold non-voting securities in Underlying Funds or waive the right to vote in respect of an Underlying Fund. In such cases, the Fund will not be able to vote on matters that require the approval of the interest holders of the Underlying Fund, including matters adverse to the Members. The Fund does not intend to acquire a sufficient percentage of the economic units in any Underlying Fund to cause the Fund to control the Underlying Fund. Applicable securities and banking rules and interpretations may limit the percentage of voting or non-voting securities of any Underlying Fund that may be held by the Fund. In any event, the Underlying Funds often do not provide their shareholders or limited partners with an ability to vote except under limited circumstances.
Inability to Invest in Underlying Funds.
In the event that the Fund is able to make investments in Underlying Funds only at certain times, the Fund may invest any portion of its assets that is not invested in Underlying Funds in money market securities or other liquid assets, pending investment in Underlying Funds. During this time that the Fund’s assets are not invested in Underlying Funds, that portion of the Fund’s assets will not be used to pursue the Fund’s investment objective.
Indemnification of Underlying Advisers.
The Underlying Funds generally indemnify their corresponding Underlying Advisers and their affiliates from any liability, damage, cost or expense arising out of, among other things, certain acts or omissions. The Underlying Advisers often have broad limitations on liability and indemnification rights.
Additional Government or Market Regulation.
Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during the past decade have led to increased governmental, as well as self-regulatory, scrutiny of the “hedge fund” and financial services industry in general. Certain legislation requiring greater regulation of the industry, such as the Dodd-Frank Act, enacted in July 2010, is considered periodically by the U.S. Congress, as well as the governing bodies of non-U.S. jurisdictions. Any such laws or regulations could have a material adverse impact on the profit potential of the Fund, as well as require increased transparency as to the identity of the Members. In addition, there continues to be evolving regulatory requirements that may impact registered investment companies such as the Fund. It is impossible to predict what, if any, changes in the regulations applicable to the Fund, Ironwood, the Underlying Funds, the Underlying Advisers, the markets in which they trade and invest or the counterparties with which they do business may be instituted in the future.
Market Disruptions; Governmental Intervention.
The global financial markets have in the past and in recent years gone through pervasive and fundamental disruptions that have led to extensive and unprecedented governmental intervention. Such intervention was in certain cases implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.
The Fund may incur major losses in the event of disrupted markets and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund and the Underlying Funds from their respective banks, dealers and other counterparties is typically reduced in disrupted markets. Such a reduction may result in substantial losses to the Fund. Market disruptions may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.
Operational and Information Security Risk from Software or Cyber Failures.
A software or cyber failure refers to both intentional and unintentional events that may cause a business to lose proprietary information, suffer data corruption or lose operational capacity. The Fund and its service providers may be prone to operational and information security risks resulting from software or cyber failures. Cyber failures include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, ransomware attacks, the unauthorized release of confidential information, impersonation or manipulation of authorized users or various other forms of cyber security breaches. Geopolitical tensions could increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Software or cyber failures affecting the Fund, Ironwood, the Fund’s administrators, custodians or other third-party service providers may adversely impact the Fund. For instance, software or cyber failures may interfere with the processing of Unit holder transactions, impact the ability to calculate the value of the Fund’s Units, cause the release of private Unit holder information or other confidential information, impede trading, result in fraudulent or misdirected wire transfers, subject the Fund and its service providers to regulatory fines or financial losses and cause reputational damage. Similar types of risks are also present for other market participants, including the Underlying Funds and Underlying Advisers, which may have material adverse consequences for the Fund, and may cause the Fund’s investment to lose value. In addition, the widespread use of virtual meetings and other technologies in workplaces may increase cyber security risk. The Fund and its service providers may incur additional costs relating to cyber security management and preparations, and such preparations, though taken in good faith, may be inadequate. The scope of the risk from software and cyber failures and related mitigation techniques is difficult to predict and is subject to continuing change.
Alternative Data-Based Investing.
Investment and market analysis increasingly relies on inputs from so called “alternative data”—a phrase generally referring to information previously not available to professional investors because, for example, the implementing technology is relatively new (e.g., geolocation, equipment sensor, and “scraped” or “aggregated” website data), the information previously was held as proprietary (e.g., credit card processor, payroll, and shipping data), or the information was simply too unwieldy or expensive to manage. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting collection, marketing and use of data (particularly relating to cyber security and privacy), technological changes that may make data more or less useful, changes in the marketplace for data (which is relatively new and fragmented), etc. For example, nearly all professional investors making regular use of alternative data rely on third-party data sellers or brokers and therefore are exposed to the possibility both that data may become unavailable or that it was improperly or illegally collected or handled, with derivative liability potentially extending to the investor purchasing the data. Insider trading and “fair practice” laws generally are untested in this sector and therefore present risks for alternative data-based investing. Holding sensitive data of any type also increases the risk of an Underlying Adviser being targeted in various ways, e.g., by cyber-attackers, insider theft, government investigation, civil plaintiffs, etc. Additional commercial risks relate to the prospect that investment decisions based on alternative data may be flawed for various reasons, including incomplete, “dirty” or misunderstood data and gaps or flaws in technology used to collect and analyze data. Substantial legal and technical costs may be incurred in responding to any of these risks and developments.
Artificial Intelligence and Machine Driven Investing.
As computing technology and data analytics continually advance there has been an increasing trend towards machine driven and artificially intelligent trading systems, particularly providing such systems with increasing levels of autonomy in portfolio management, trading decisions, and other applications in the investment management process. More recently, advancements in the artificial intelligence sector have rapidly developed. In light of such advancements, regulators may consider regulations and market restrictions on the artificial intelligence sector. Such regulations and restrictions may impair the operation of autonomous trading systems and technologies, either by design or inadvertently. In addition, such technologies are relatively recent developments and may be subject to one or more undetected errors, defects or security vulnerabilities. Some such errors may only be discovered after a product or service has been used by end customers or after substantial operations in the marketplace. Any exploitable errors or security vulnerabilities discovered after such products are in widespread operation could result in substantial loss of revenues or assets, or material liabilities or sanctions. The potential speed of such trading technology may exacerbate the impact of any such flaws, particularly where such flaws are exploited by other artificially intelligent systems and may act to impair or prevent the intervention of a human control. Advancements in technology, including machine learning technology and generative artificial intelligence, may also adversely impact market movements and liquidity and may affect the overall performance of the Fund, including as a result of errors or vulnerabilities affecting the Fund, Ironwood, Fund service providers or the Underlying Funds and Underlying Advisers. As artificial intelligence is used more widely, the value of the Fund’s holdings may be impacted, which could impact the overall performance of the Fund.
High Frequency Trading.
There has been an increased regulatory and Congressional focus on the structure of the U.S. equity markets over the last several years, and particularly since the so-called “flash crash” of May 6, 2010. The SEC, FINRA and the national securities exchanges have proposed, adopted or are in the process of implementing several initiatives aimed at addressing the oversight, integrity and resilience of the markets. The Underlying Funds in which the Fund invests may depend on the volume of trading and the integrity of the global capital markets in order to achieve liquidity and generate returns. Trading and clearing volumes are directly affected by economic, political and market conditions, broad trends in business and finance, unforeseen market closures or other disruptions in trading, the level and volatility of interest rates, inflation, changes in price levels of securities and the overall level of investor confidence. In recent years, trading and clearing volumes across the markets have fluctuated significantly depending on market conditions and other factors beyond the Fund’s control. Current initiatives being considered by regulators and governments, such as restrictions on algorithmic (high-frequency) trading, could have a material adverse effect on overall trading and clearing volumes. Declines in trading and clearing volumes may also impact the Underlying Funds’ market share or pricing structures and adversely affect their business and financial condition.
THE FOREGOING LIST OF “RISK FACTORS” IS NOT A COMPLETE ENUMERATION OR EXPLANATION OF THE RISKS INVOLVED IN AN INVESTMENT IN THE FUND. PROSPECTIVE MEMBERS SHOULD READ THIS ENTIRE PROSPECTUS AND CONSULT WITH THEIR OWN LEGAL, TAX AND FINANCIAL ADVISORS BEFORE DECIDING TO INVEST IN THE FUND.

No Public Trading [Text Block]		The Units will not be listed on any securities exchange and it is not anticipated that a secondary market for the Units will develop.
NAV Per Share				$ 1,278.37	$ 1,197.26	$ 1,174.39	$ 1,135.85	$ 1,207.07	$ 1,231.5	$ 1,119.7	$ 1,135.11	$ 1,142.19	$ 1,120.11	$ 1,060.3
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
As of July 31, 2026, there is only a single class of Units authorized as follows:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding (Exclusive of Amount Held by the Fund or for its Accounts)
Units of Limited Liability Company Interest	Unlimited	None	5,327,037

Closed-End Fund; Limited Liquidity; Units Not Listed; Repurchases of Units [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Closed-End Fund; Limited Liquidity; Units Not Listed; Repurchases of Units.
The Fund is a closed-end, non-diversified, management investment company under the 1940 Act designed primarily for long-term investment and is not intended to be a trading vehicle. Units are not redeemable. Investors should not invest in the Fund if they need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities. Ironwood believes that unique investment opportunities exist in the market for Underlying Funds. However, these investments are generally illiquid and an open-end fund’s ability to make such investments is limited. For this reason, among others, the Fund has been organized as a closed-end fund.
The Fund does not intend to list its Units for trading on any securities exchange. There is no secondary trading market for the Units and none is expected to develop. Because the Fund is a closed-end investment company, the Units are, therefore, not readily marketable. The Fund is not required to repurchase its Units at the option of Members and Units are not exchangeable for interests of any other fund. Although the Board, in its complete and absolute discretion, may cause the Fund to make Offers to repurchase outstanding Units at their net asset value, the Units are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. The number of Units that the Fund will make Offers to repurchase during any Offer is determined by the Board in its complete and absolute discretion, and such number may be all or any portion of the Fund’s outstanding Units. In addition, in extreme cases, the Fund may not be able to complete repurchases due to its holding of illiquid investments in interests of the Underlying Funds. Members whose Units are repurchased will bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their Offer Acceptances and the effective date of the repurchase (i.e., the Repurchase Date). Further, Offers, if any, may be suspended or postponed in the complete and absolute discretion of the Board.
An investment in the Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Units and the investments of the Fund in the Underlying Funds as well as the limited liquidity of the investments owned by the Underlying Funds. See “Eligible Investors” and “Repurchases of Units.” Also, because the Units will not be listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Members.
Ironwood expects that it will recommend to the Board that the Fund offer to repurchase Units from Members on the Repurchase Dates. In addition, a Member that requests a repurchase of such Member’s Units subject to a Lock-Up Period will be subject to an Early Repurchase Fee of 5.00% of the amount being repurchased by the Fund, payable to the Fund. Units are not freely transferable. As there is no market for Units and none is expected to develop, Members may not be able to liquidate their investment in the event of an emergency or for any other reason and Units may not be readily accepted as collateral for a loan. In addition, illiquidity of the Fund’s investments (Underlying Funds may only allow redemptions on an annual or more irregular basis and may impose limits on the amount of redemptions) or an Underlying Fund’s investments may prevent the Fund from making prompt payment of repurchase proceeds. Each Underlying Fund has substantial restrictions on the ability of investors (including the Fund) to redeem their interest therein and broad authority to suspend redemptions of interests therein. None of Ironwood, the Board or any of their respective employees or other affiliates has any control over any Underlying Fund or any Underlying Adviser. Therefore, due to circumstances outside of the control of Ironwood, the Board and any of their respective affiliates, the Fund may be unable to repurchase Units as of any Repurchase Date. Further, in certain limited circumstances, the Fund may delay offers to repurchase Units and/or pay for repurchased Units in kind rather than in cash.

Illiquidity of Fund Investments [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Illiquidity of Fund Investments.
The Fund generally invests all of its assets in Underlying Funds where Ironwood has no control over the trading policies or strategies of such entities and does not have the same ability as with separate accounts to react quickly to changing investment circumstances due to the limited liquidity of these types of investment.
Underlying Funds provide only limited withdrawal opportunities and may implement further liquidity constraints, such as “gates,” “side pockets,” suspension of withdrawals/net asset value calculations, withdrawals in kind, special liquidity vehicles, lock-ups, withdrawal fees and less frequent withdrawal rights. Ironwood has no control over the liquidity of the Underlying Funds and depends on the Underlying Fund to provide valuations as well as liquidity in order to process withdrawals. Members must recognize that under certain circumstances, repurchases may be materially restricted or delayed due to the Underlying Funds’ illiquidity. In some cases, Ironwood may have allocated Fund assets to Underlying Funds which Ironwood later intends to liquidate but the Fund is unable to do so promptly due to liquidity constraints imposed by such Underlying Funds. To the extent that a material portion of the Fund’s assets are allocated to Underlying Funds that take such actions, the Fund will likely be unable to withdraw from such Underlying Funds for an extended period of time notwithstanding a desire to do so. Such inability to withdraw from such Underlying Funds could expose the Fund to losses it may have avoided if it had been able to allocate away from such Underlying Funds.
The complicated and often protracted process of withdrawing from Underlying Funds could hinder the Fund’s ability to repurchase Units from Members in a timely manner, as well as the Fund’s ability to adjust its Underlying Fund allocations. It could also cause the Fund’s portfolio to become unbalanced in the event the Fund withdraws from its more liquid Underlying Funds to fund the Fund’s repurchases or expenses. Ironwood limits the percentage of Units subject to any repurchase Offer to seek to mitigate these risks, but there will continue to be some risk regardless of the size of the Offer. Also, to the extent that a material portion of Underlying Funds suspend the calculation of net asset value, Ironwood may be unable to calculate the Fund’s net asset value.

Underlying Fund Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Underlying Fund Risk.
The Fund’s approach to investing in multiple Underlying Funds is subject to the possibility of loss due to an Underlying Fund’s fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets) or simply poor judgment.
During the lifetime of the Fund, there could be material changes in one or more Underlying Funds, including changes in control and mergers. The effect of such changes on an Underlying Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Underlying Funds, the Fund may not be able to quickly alter its portfolio allocation in response to any such changes, resulting in substantial losses.

Direct Ownership of Assets Received from Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Direct Ownership of Assets Received from Underlying Funds.
While the Fund historically has invested only in Underlying Funds, the Fund may from time to time receive distributions of securities or other assets in kind from an Underlying Fund. In such circumstances, the Fund may be required to hold, manage and ultimately dispose of those assets directly. Such assets may be illiquid, difficult to value, subject to contractual or legal restrictions on transfer or otherwise difficult to sell at a desired time or price.
Direct ownership of such asset or assets may result in the Fund becoming exposed to the results of individual instruments and issuers. In general, such exposure may not be different in nature from indirect exposure to the same instrument or issuer when held at the level of an Underlying Fund, but decisions regarding the management, valuation, retention and disposition of such assets will be solely in the discretion of Ironwood. Ironwood has not historically managed direct investments of this type on behalf of the Fund and therefore has limited experience managing such assets within the Fund’s structure.
The Fund also may be subject to the costs of transacting in the asset, including the potential that transactions could adversely affect market pricing and liquidity. The value ultimately realized upon the disposition of such assets may differ materially from the value at which they were previously carried by the Fund or the applicable Underlying Fund.

Non-Diversified Status Under the 1940 Act [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Non-Diversified Status Under the 1940 Act.
The Fund is a “non-diversified” investment company under the 1940 Act. Thus, there are no limitations imposed by the 1940 Act on the percentage of the Fund’s assets that may be invested in the securities of any one issuer. This may result in the Fund’s investment portfolio being more susceptible to a single economic, political or regulatory occurrence than would be the case if the Fund were operated as a diversified investment company under the 1940 Act. The Fund generally will not invest more than 10% of its assets (measured at the time of purchase) in the securities of a single Underlying Fund (or any group of Underlying Funds managed by a single Underlying Adviser or group of affiliated Underlying Advisers), although it has the discretion to do so.

No Guarantee of Investment Program Success [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]		No Guarantee of Investment Program Success. No guarantee or representation is made that the Fund’s investment program will be successful.
General Economic and Market Conditions and Political Uncertainty [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
 General Economic and Market Conditions and Political Uncertainty.
The success of the Underlying Funds’ and the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances.
Although globally and among developed countries there has been a relatively stable political environment for decades, recent events, including the Russian invasion of Ukraine that began in February 2022, have impacted global stability and markets. As a result, international policies, relationships and trade agreements, which have generally been perceived as stable or evolving only slowly in the post-WWII period, are in flux. Adjustments in major trade relationships include the United States’ reassessment and renegotiation of its various other existing trade agreements, the imposition of tariffs, and the imposition of country sanctions, including broad sanctions on Russia and others supporting Russia’s economy or military efforts. Such measures may be met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth can be linked. The imposition of new tariffs or retaliatory measures, including those involving major trading partners such as China, Canada, Mexico or the European Union, may increase costs for businesses and consumers, contribute to inflationary pressures, reduce economic growth and adversely affect the performance and liquidity of investments held by the Underlying Funds. The extent and duration of any such measures and their ultimate economic consequences remain uncertain.
Furthermore, the administration in the United States could also significantly impact the regulation of United States financial markets. Areas subject to potential change, amendment or repeal include the Dodd-Frank Act, the authority of the Federal Reserve and administrative agencies. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the United States.
Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the domestic and international stages, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, interest rate movements globally, historically high inflation rates, structural stresses in Europe and Asia, public health issues like pandemics or epidemics, natural disasters, extreme weather events, international terrorist activity, armed conflict and risk of armed conflict in the Middle East, East Asia, Europe and elsewhere, cyberattacks, rapid technological developments or widespread adoption of new technologies (such as artificial intelligence), and the reduced ability of bank proprietary trading desks or dealer balance sheets to meet liquidity shocks. The severity and duration of the conflict between Russia and Ukraine, the conflict in the Middle East, and their impact on global markets are impossible to predict. Such factors may affect the level and volatility of security prices and liquidity of the Fund’s investments.
Recent geopolitical developments, including continuing tensions between the United States and China, ongoing conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, and increasing geopolitical fragmentation may adversely affect global markets, supply chains, commodity prices, investor sentiment and economic growth. The duration, severity and broader consequences of such developments are difficult to predict and may result in heightened market volatility, reduced liquidity, disruptions to trade and investment flows, and increased operational and cyber security risks for market participants.
Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.
Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Underlying Funds and the Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective.

Market Turmoil [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Market Turmoil.
Market turmoil may negatively affect the Fund’s performance and its ability to withdraw from the Underlying Funds. Both the credit and equity markets experienced unprecedented turmoil during 2007-2009, resulting in the credit markets becoming illiquid, credit spreads widening and the equity markets losing substantial value. Such market conditions caused many private investment funds to suffer substantial losses. At the same time, some funds implemented withdrawal gates, designated investments, illiquid investment provisions or suspended withdrawals in response to increased withdrawal requests and other actions that might have adversely affected the Fund’s ability to withdraw from the Underlying Funds. Such market turmoil may occur in the future, which may cause some funds to suffer substantial losses and/or implement measures that adversely affect the Fund. More recently, disruptions due to the COVID-19 pandemic, tariffs, geopolitical instability, inflation and interest rate movements, supply chain disruptions, and volatility in the banking sector have led to market turbulence, and the extent and duration of such market turbulence are impossible to predict. In addition, the expanded influence of social media platforms on the market, combined with the access to commission-free retail brokerage, can exacerbate the volatility of particular issuers without regard to the fundamental value or the financial results of such issuers.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Market Risk.
The Fund’s investment approach is subject to various investment-related types of risks, including market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of riskier assets and contraction of available credit or other financing sources.

Investment Strategies Generally [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Investment Strategies Generally.
While certain Underlying Funds use “relative value” hedging or arbitrage strategies, this in no respect should be taken to imply that the Fund’s investments in such Underlying Funds are without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions and illiquidity and default on one side of a position can effectively result in the position being transformed into a speculative position. Every relative value strategy involves exposure to some second-order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar-term government bonds or the price spread between different classes of stock for the same underlying firm. Further, many “relative value” Underlying Funds employ limited directional strategies which expose such Underlying Funds to certain market risk.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Hedging Risk.
While the Fund historically has not elected to hedge its exposures directly at the Fund level, Ironwood may from time to time determine that it is appropriate for the Fund to hedge certain investment, market or other risks. Hedging can have the effect of limiting both positive and negative investment returns, depending on the goals and implementation of the hedge. Hedging transactions are intended to reduce or offset particular risks but may not be successful and may themselves expose the Fund to additional risks. The effectiveness of a hedge will depend on, among other things, Ironwood's ability to identify the relevant risk and implement an appropriate hedging transaction, as well as the degree of correlation between the hedge and the exposure being hedged. There can be no assurance that a hedge will perform as anticipated, and a hedging transaction could result in losses or cause the Fund to perform less favorably than it would have if the Fund had not entered into the hedge. Suitable hedging transactions may not be available when Ironwood considers them desirable, or may not be available on terms or at a cost that Ironwood considers appropriate.
Hedging transactions also involve costs and other obligations. Depending on the instrument used, these may be limited to an upfront premium payment to establish a position or instead may require ongoing payments or the posting of collateral. Such costs will reduce Fund returns and may outweigh the benefits of a hedge. Certain hedging transactions also may expose the Fund to the credit and performance risk of a counterparty, such as a bank or broker-dealer, including the risk that the counterparty becomes unable or unwilling to perform its obligations. The Fund may be unable to terminate, replace or maintain a hedge at a desired time or at an acceptable cost. Ironwood is under no obligation to hedge any particular risk or exposure, and there can be no assurance that the Fund will have a hedge in place at any particular time.

Credit Markets [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Credit Markets.
Certain of the Underlying Funds will concentrate on the credit markets, attempting to take advantage of relative mispricings. The identification of attractive investment opportunities in disrupted credit markets is difficult and involves a significant degree of uncertainty.
The credit markets are, in general, highly susceptible to interest-rate movements, government interference, economic news and investor sentiments. There was significant volatility in the credit markets in 2007-2009 and again in the first quarter of 2020, and the credit markets more recently entered a period of volatility in 2022. During periods of “credit squeezes” or “flights to quality,” the market for credit instruments other than U.S. treasury bills can be substantially reduced. This poses the risk that leveraged credit instrument positions held by Underlying Funds that pursue credit related investment strategies may need to be sold at discounts to fair value of outstanding positions, resulting in additional margin calls as loan to value triggers are hit under prime brokerage and swap agreements. Such downward pressures on price and leverage could cause substantial or total losses for Underlying Funds implementing credit strategies. Moreover, even if such Underlying Funds do not implement leverage strategies, forced sales from those funds into illiquid markets due to investor withdrawals could result in substantial losses.

Short Selling and Futures Trading [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Short Selling and Futures Trading.
Some of the Underlying Funds use high-risk strategies, such as selling securities short and futures trading. Short selling exposes the seller to unlimited risk due to the lack of an upper limit on the price to which a security may rise. Emergency short sale rules have been adopted at times by the SEC and other financial market regulators. Such limitations may materially adversely impact the implementation of certain trading strategies making them uneconomical or impractical to implement, exposing the Fund to potential material losses. For example, commodity futures prices can be highly volatile. Because of the low margin deposits normally required in futures trading, an extremely high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a commodity futures contract may result in an Underlying Fund incurring substantial losses. In addition, if it is determined by the broader market that an Underlying Fund (and others) are short a heavily shorted security, the Underlying Fund may be susceptible to the risk that groups of investors may coordinate, on social media or otherwise, to drive up the price of the short position for the purpose of causing the holders of such positions, including the Underlying Fund, to close out of such positions.

Forward Trading [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Forward Trading.
Underlying Funds may engage in forward trading. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have been unable to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Underlying Funds due to unusually high trading volume, political intervention or other factors.

Risk and Event Arbitrage [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Risk and Event Arbitrage.
In pursuing risk and event arbitrage opportunities, certain Underlying Funds may seek to purchase securities at prices below their anticipated value following the occurrence of a predicted event, including proposed mergers, tender offers, spin-offs or similar transactions. Such purchase price may be in excess of the market price of the securities immediately prior to the announcement of the proposed transaction. If the proposed transaction is not consummated or is delayed, the market price of the security may decline and result in losses to the Fund. In certain transactions, the Underlying Fund may not be hedged against market fluctuations unrelated to the anticipated transaction but which may affect the value of the consideration to be received. This may result in losses, even if the proposed transaction is consummated.

Investment in Restricted Securities [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Investment in Restricted Securities.
While most of the Underlying Funds invest primarily in marketable instruments, certain Underlying Funds, especially those implementing private investment strategies, invest in restricted or non-marketable securities. In certain circumstances, such investments could limit the liquidity of the Fund’s investments in such Underlying Funds.

Investment Commitments [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Investment Commitments.
Certain Underlying Funds may request advance commitments to invest by the Fund. In such a case, the Fund agrees to invest up to a specific amount when and if requested to do so by the Underlying Fund. This exposes the Fund to the risk that the investment may no longer be desirable when it is required to be made. Further, the Fund must manage its available cash, including through maintaining capacity to borrow, so as to have cash on hand to complete the investment when required. Commitments of this nature can represent material obligations of the Fund.

Investment in Distressed and Low Credit Quality Securities [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Investment in Distressed and Low Credit Quality Securities.
Certain Underlying Funds may acquire distressed securities and securities issued by companies with a low credit rating. Such securities tend to be highly volatile and illiquid. In addition, there may be a significant risk of payment default in the case of debt securities. The Underlying Fund’s ability to realize significant appreciation in the value of such securities may depend upon the issuer’s ability to achieve a successful reorganization or restructuring. The risk inherent in such securities may be offset by hedging techniques, but this may not always be the case. In some instances, hedging could compound the risk.

Equity Securities 1 [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Equity Securities.
The value of the securities held by the Underlying Funds is subject to market risk, including changes in economic conditions, business conditions, growth rates, profits, interest rates and the market’s perception of these securities. The Fund’s net asset value will increase and decrease, reflecting fluctuations in the value of such securities.

Debt and Other Fixed Income Securities [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Debt and Other Fixed Income Securities.
Fixed income securities are subject to interest rate, market and credit risk. Interest rate risk relates to changes in a security’s value as a result of changes in interest rates generally. Even though such instruments are investments that may promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when such interest rates rise. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase or decrease significantly in value when market interest rates fall or rise, respectively. After a brief period during which it increased interest rates above the historically low levels that followed the 2008 financial crisis, the U.S. Federal Reserve (the “Fed”) decreased interest rates back to near historically low levels. More recently, the Fed increased interest rates in light of inflationary pressures. While inflation has shown signs of moderating, it remains uncertain whether substantial inflation in the United States will be sustained over an extended period of time or have a significant effect on the United States or other economies. Although inflation has moderated from recent peak levels, inflationary pressures remain elevated in certain sectors of the economy and may be affected by labor market conditions, energy prices, fiscal policy, tariffs and supply-chain disruptions. Central banks, including the Fed, may maintain interest rates at elevated levels for longer than anticipated or alter monetary policy in response to changing economic conditions. Changes in inflation expectations or monetary policy may adversely affect the value and liquidity of investments held by the Underlying Funds and may negatively impact economic growth and market performance. A substantial increase in interest rates (or the maintenance of higher interest rates for longer than markets anticipate) could have a material adverse effect on fixed income investments and on the performance of the Fund. Market risk relates to the changes in the risk or perceived risk of an issuer, country or region. Credit risk relates to the ability of the issuer to make payments of principal and interest. The values of fixed income securities may be affected by changes in the credit rating or financial condition of the issuing entities. Fixed income securities denominated in non-U.S. currencies are also subject to the risk of a decline in the value of the denominating currency relative to the U.S. dollar.

Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Convertible Securities.
Convertible securities (“Convertibles”) are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security Convertibles) or dividends (preferred stocks). A Convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a Convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a Convertible usually falls. Since it is convertible into common stock, the Convertible generally has the same types of market and issuer risk as the underlying common stock. Convertibles that are debt securities are also subject to the normal risks associated with debt securities, such as interest rate risks, credit spread expansion and, ultimately, default risk, as discussed above. Convertibles are also prone to liquidity risk, as demand can dry up periodically and bid/ask spreads on bonds can widen significantly.
An issuer may be more likely to fail to make regular payments on a Convertible than on its other debt because other debt securities may have a prior claim on the issuer’s assets, particularly if the Convertible is preferred stock. However, Convertibles usually have a claim prior to the issuer’s common stock. In addition, for some Convertibles, the issuer can choose when to convert to common stock, or can “call” (redeem) the Convertible, which may be at times disadvantageous for an Underlying Fund. Finally, because Convertible arbitrage also involves the short sale of underlying common stock, the strategy is also subject to stock-borrowing risk, which is the risk that an Underlying Fund will be unable to sustain the short position in the underlying common shares.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Currency Risk.
Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the respective markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by governments or central banks (or the failure to intervene) or by currency controls or political developments. Certain of the investments of the Underlying Funds are in currencies other than the U.S. dollar. Because the Fund maintains its books and records in U.S. dollars, exchange rate fluctuations may cause the value of these investments to diminish.

Trading in Derivatives Markets [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Trading in Derivatives Markets.
The Underlying Funds may make use of various derivative instruments, such as Convertibles, options, futures, forwards and interest rate, credit default, total return and equity swaps. The use of derivative instruments involves a variety of material risks, including the extremely high degree of leverage sometimes embedded in such instruments. The derivatives markets may be characterized by limited liquidity, which can make it difficult as well as costly to close out open positions in order either to realize gains or to limit losses. The pricing relationships between derivatives and the instruments underlying such derivatives may not correlate with historical patterns, resulting in unexpected losses.
Use of derivatives and other techniques, such as short sales for hedging purposes involves certain additional risks, including (i) dependence on the ability to predict movements in the price of the securities hedged; (ii) imperfect correlation between movements in the securities on which the derivative is based and movements in the assets of the underlying portfolio; and (iii) possible impediments to effective portfolio management or the ability to meet short-term obligations because of the percentage of a portfolio’s assets segregated to cover its obligations. In addition, by hedging a particular position, any potential gain from an increase in the value of such position may be limited.

Over-the-Counter Derivatives Transactions [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Over-the-Counter Derivatives Transactions.
Although the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) currently requires many over-the-counter (“OTC”) interest rate derivative transactions and certain credit default swaps previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearinghouse and may require additional types of OTC derivatives transactions to be submitted for clearing in the future, certain of the derivatives that may be traded by an Underlying Fund may remain principal-to-principal or OTC contracts between an Underlying Fund and third parties entered into privately. The risk of counterparty nonperformance can be significant in the case of these OTC instruments and “bid-ask” spreads may be unusually wide in these OTC derivatives markets. While the Dodd-Frank Act is intended in part to reduce these risks, it is still uncertain whether the Dodd-Frank Act has been effective in reducing counterparty risk. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be extremely complex and may involve leveraging of the assets of one or more Underlying Funds, include: (1) counterparty credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations); (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable and the insolvency or bankruptcy of a counterparty could preempt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks, such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

Investments in Non-U.S. Underlying Funds and Non-U.S. Markets by Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Investments in Non-U.S. Underlying Funds and Non-U.S. Markets by Underlying Funds.
Substantially all of the Fund’s assets are invested in Underlying Funds organized outside of the United States. A jurisdiction in which one or more Underlying Funds may be organized may have limitations on the ability of the Fund as an investor in such Underlying Funds to enforce the Fund’s rights as an investor therein. Moreover, the laws of such jurisdiction may generally limit the rights of investors in an Underlying Fund. The Fund does not have limits on investments in Underlying Funds that are organized in any jurisdiction.
In addition, certain Underlying Funds may trade on securities and commodities markets located outside the United States. Trading on such markets between non-U.S. counterparties is not regulated by any U.S. government agency and may involve certain risks not applicable to trading on U.S. markets. For example, certain foreign markets are “principals’ markets” in which performance is the responsibility of the counterparty rather than a clearinghouse. Consequently, investments by the Underlying Funds in non-U.S. financial markets, including markets in developing countries, present political, regulatory and economic risks that are significant and that may differ in kind and degree from risks presented by investments in the United States and pose a range of potential risks that could include, depending upon the country involved, expropriation, confiscatory taxation, political or social instability, illiquidity, price volatility and market manipulation.
In addition, less information may be available regarding non-U.S. issuers and non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Further, non-U.S. securities may not be as liquid as U.S. securities. Transaction costs of investing outside the United States are generally higher than in the United States. Higher costs result because of the cost of converting a non-U.S. currency to U.S. dollars, the payment of fixed brokerage commissions on some non-U.S. exchanges and the imposition of transfer taxes or transaction charges by non-U.S. exchanges. There is generally less government supervision and regulation of exchanges, brokers and issuers outside the United States than there is in the United States and there is greater difficulty in taking appropriate legal action in non-U.S. courts. Non-U.S. markets can also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Fund’s performance.

Use of Trading Systems by Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Use of Trading Systems by Underlying Funds.
Certain Underlying Funds’ strategies require the use of systematic trading systems. As market dynamics shift over time (for example, due to changing market conditions and participants), a previously highly successful trading system often becomes outdated or inaccurate, perhaps without the Underlying Adviser recognizing that fact before substantial losses are incurred. There can be no assurance that an Underlying Adviser will be successful in continuing to develop and maintain effective quantitative trading systems.
Systematic trading systems also rely heavily on computer hardware and software, online services and other computer-related or electronic technology and equipment to facilitate the Underlying Fund’s investment activities and may trade financial instruments through electronic trading or order routing systems. Electronic trading exposes such an Underlying Fund, and therefore the Fund, to the risk of system or component failure.

Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Strategy Risk.
The Fund is subject to strategy risk. Strategy risk is associated with the failure or deterioration of an entire strategy (such that most or all Underlying Funds in the strategy suffer significant losses). Strategy-specific losses can result from excessive concentration by multiple Underlying Funds in the same investment or broad events that adversely affect particular strategies (e.g., illiquidity within a given market). Concentration risk also can be present when the broader markets themselves become concentrated. As one example, in recent periods information technology companies and companies in related sectors such as communication services have represented a significant percentage of both public and private markets capitalization, such that many different strategies may have direct or indirect exposure to those sectors.  In that example, to the extent the Fund, through the Underlying Funds, is significantly invested in information technology companies and companies in related sectors, then the Fund also could be subject to risks specific to those sectors, which can include rapid changes in technology, short product cycles and rapid product obsolescence, evolving industry standards, evolving regulatory and governmental requirements, reliance on intellectual property rights, unpredictable changes in growth rates, competition for qualified personnel, and risks associated with the development and adoption of new and emerging technologies, including artificial intelligence.  These sectors also can include newer and start-up companies with greater inherent operational, business and market risks, as well as increased related volatility in share prices.

Long/Short Equity Risks [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]		Long/Short Equity Risks. The Fund could incur significant losses in the long/short equities component of the Underlying Funds in the event of a substantial decline in the global stock markets.
Custody Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Custody Risk.
Institutions, such as brokerage firms, banks or limited partnerships, will have custody of the Fund’s assets and the assets of each Underlying Fund. Often these assets will not be registered in the Fund’s name or, in certain cases, the name of the Underlying Funds. Bankruptcy or fraud at one of these institutions could indirectly impair the operational capabilities or capital position of the Fund by impairing an Underlying Fund through which it has invested. Ironwood attempts to limit its direct investment transactions to well-capitalized and established banks and brokerage firms in an effort to mitigate such risks and all of the Fund’s assets will be custodied with the Custodian, although this may change in the future. Ironwood, however, will have no control over the banks, brokerage firms or other institutions used by the Underlying Fund to custody assets.

No Control of Fund Investments [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
No Control of Fund Investments.
The Fund invests substantially all of its assets in Underlying Funds where Ironwood has no control over the trading policies or strategies of such entities and does not have the same ability as with separate accounts to react quickly to changing investment circumstances due to the limited liquidity of these types of investments.

Limited Access to Information on Underlying Funds’ Investments [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Limited Access to Information on Underlying Funds’ Investments.
Although Ironwood receives detailed information from each Underlying Fund regarding the Underlying Fund’s historical performance and investment strategy, Ironwood generally is not given access to real-time information regarding the actual investments made by the Underlying Funds. At any given time, Ironwood may not know the composition of the Underlying Funds’ portfolios with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets. In addition, Ironwood may not learn of significant structural changes, such as personnel, manager withdrawals or capital growth, until after the fact and does not have real-time information regarding the Underlying Funds’ liquidity or valuation.

Reliability of Valuations [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Reliability of Valuations.
Although the Board has designated Ironwood as valuation designee for the Fund, with responsibility for the fair valuation of assets of the Fund, subject to the Board’s oversight, the value of the Fund’s interest in each Underlying Fund is generally determined pursuant to the instrument governing such Underlying Fund, and reported by the relevant Underlying Adviser or such Underlying Fund’s administrator. As a general matter, the governing instruments of the Underlying Funds provide that any securities or investments that are illiquid, not traded on an exchange or in an established market or for which no value can be readily determined, are assigned such fair value as the respective Underlying Advisers may determine in their judgment based on various factors.
Such factors include, but are not limited to, dealer quotes or independent pricing appraisals, and may include estimates. An Underlying Fund may also be required to make a valuation adjustment under Accounting Standards Codification Topic No. 820 (“ASC 820”). For instance, if an Underlying Fund has assets on deposit with a dealer that is in distress or has gone bankrupt, the Underlying Fund may under ASC 820 discount the value of those assets. The Fund Administrator relies on these estimates in calculating the Fund’s net asset value for reporting, repurchases, fees and other purposes and generally does not make any further adjustments; however, in accordance with its Valuation Policy, the Fund may adjust the value received from an Underlying Fund, and such adjustment could reduce the net asset value of the Fund. Such valuations may not be indicative of what actual fair market value would be in an active, liquid or established market.
There may be circumstances in which actual or estimated net asset values of Underlying Funds would be adjusted by Ironwood if Ironwood determines that a significant and unusual circumstance with an Underlying Fund warrants a net asset value adjustment under ASC 820. While the Board has designated fair valuation responsibility to Ironwood, which acts through its Valuation Committee, the ultimate oversight of the valuation of the Fund’s assets rests with the Board.

Additional Valuation Risks and Potential Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Additional Valuation Risks and Potential Conflicts of Interest.
The Fund is subject to valuation risk at multiple levels. First, as just described, the Fund generally relies upon valuations reported by the Underlying Funds, which are typically determined by the applicable Underlying Adviser or an administrator acting under the supervision of such Underlying Adviser. Underlying Advisers may have interests that differ from those of the Fund and its Members. For example, the compensation of an Underlying Adviser may be based in whole or in part on the value or performance of the Underlying Fund, and valuations may affect the calculation of management fees, performance-based compensation, investor subscriptions and withdrawals, marketing materials, financial reporting and other matters. As a result, an Underlying Adviser may have an incentive to determine valuations that are higher, lower or less volatile than would otherwise be the case. Although Ironwood conducts due diligence on the valuation practices of Underlying Funds and monitors such valuations as part of its ongoing oversight process, Ironwood generally does not have access to the information necessary to independently verify all valuations reported by Underlying Funds and must rely to a significant extent on the information provided by the Underlying Funds and their service providers.
Second, the Fund is subject to valuation risk at the Fund level. The Board has designated Ironwood as valuation designee pursuant to Rule 2a-5 under the 1940 Act and Ironwood is responsible, subject to Board oversight, for making certain valuation determinations affecting the Fund. In carrying out these responsibilities, Ironwood may be required to exercise judgment in evaluating information received from Underlying Funds, determining whether adjustments to reported values are appropriate, and valuing investments for which market quotations are not readily available. Because the Fund's net asset value affects, among other things, the price at which Units are purchased and repurchased, the calculation of advisory fees and the reporting of Fund performance, conflicts of interest may arise in connection with such valuation determinations. Although Ironwood has adopted valuation policies and procedures designed to address such conflicts and to determine fair value in good faith, there can be no assurance that such procedures will eliminate the possibility that a valuation determination may be affected by a conflict of interest, an error in judgment or incomplete information.
Accordingly, the value assigned to an investment by an Underlying Fund or by the Fund may differ materially from the value that would have been used if a ready market for the investment existed or from the value ultimately realized upon disposition of the investment. Such differences could adversely affect the Fund's reported net asset value, performance, fees, subscriptions, repurchases and distributions.

Incentive Toward Riskier Strategies [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Incentive Toward Riskier Strategies.
Most Underlying Advisers receive performance-based compensation calculated by reference to the investment performance of their corresponding Underlying Fund. Underlying Advisers compensated with performance fees may tend to incur more risk than those who receive fixed fees.

Use of Leverage [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Use of Leverage.
The Underlying Funds generally use leverage by purchasing instruments with the use of borrowed funds, selling securities short and/or trading options or futures contracts, which would increase any loss incurred. The more leverage is employed, the more likely a substantial change will occur either up or down in the value of the Units. Because of the relatively small intrinsic profits in “hedge” or “arbitrage” positions, some Underlying Funds may acquire extremely large positions in an effort to meet their rate of return objectives. Consequently, they will be subject to major losses in the event that market disruptions destroy the hedged nature of such positions and are subject to the risk of “credit squeezes.” Unlike the Fund, Underlying Funds are not subject to limitations under the 1940 Act with respect to the use of leverage.
Global regulators from time to time seek to assess the use of leverage by hedge funds and may implement new reporting frameworks or even measures designed to limit leverage. While uncertain, any such change may reduce returns to the Underlying Funds and the Fund over time.

Credit Facilities [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Credit Facilities.
In the discretion of Ironwood, proceeds for repurchased Units may be funded through credit facilities provided to the Fund at prevailing market rates by the lender or its affiliates or from unaffiliated third parties. The Fund may also utilize credit facilities for portfolio management purposes. Should such credit facilities be utilized, the Fund would be subject to greater risk of loss than if it did not utilize such credit facilities. Moreover, the Fund would incur additional interest and other expenses with respect to such facilities.
Depending on market conditions, it may be both difficult and expensive to arrange credit facilities. The Fund believes that it will be able to maintain any obtained facility or replace any such obtained facility so as to retain a capability to bridge repurchases and subscriptions and provide leverage, but there can be no assurance that it will be able to maintain a facility over the long term at attractive rates or at the full size desired.

Access to Credit and Overall Credit Market Conditions [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Access to Credit and Overall Credit Market Conditions.
As a general matter, the banks and dealers that provide financing to the Underlying Funds can apply essentially discretionary margin, haircut, financing and collateral valuation policies. Changes by banks and dealers in any of the foregoing may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can be no assurance that any particular Underlying Fund will be able to secure or maintain adequate financing without which an investment in such Underlying Fund may not be a viable investment.

High Trading Volume [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
High Trading Volume.
Some of the investment strategies employed by the Underlying Funds may require a high volume of trading. Therefore, turnover and brokerage commissions may be greater than for other investment entities of similar size. In addition, the aggregate cost of operating the Fund, including the fees and expenses paid to Ironwood and the Underlying Funds, may constitute a higher percentage of total assets than for other investment entities.

Competition Among Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Competition Among Underlying Funds.
The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a trading profit).

Lack of Diversification [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Lack of Diversification.
The Fund is not, and certain Underlying Funds may not be, subject to any formal diversification requirements. Further, the diversification by the Fund and any Underlying Fund may not always be significant and, even if significant, may not provide meaningful risk control, even though it may reduce the Fund’s or the Underlying Fund’s profit potential. Some of the Underlying Funds may concentrate their investments in only a few securities, industries or countries. Although the Fund’s overall investments may be diversified, concentration by individual Underlying Funds may cause a proportionately greater loss than if their investments had been spread over a larger number of investments.

No Assurance of Profits; Trading Method Variance [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
No Assurance of Profits; Trading Method Variance.
There can be no assurance that any trading strategies will produce profitable results and the past performance of an Underlying Fund’s or Underlying Adviser’s trading strategies is not necessarily indicative of its respective future performance. Furthermore, Underlying Funds’ trading methods are dynamic and change over time; thus, an Underlying Fund will not always use the same trading method in the future that was used to compile its past performance record.

Limited Asset Allocation Flexibility [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Limited Asset Allocation Flexibility.
One of the principal disadvantages and risks inherent in the Fund’s fund of funds structure is the restrictions imposed on the asset allocation flexibility and risk control capability of Ironwood as a result of the limited liquidity of the Underlying Funds in which the Fund invests. Certain Underlying Funds may permit redemptions only on a semi-annual, annual or less frequent basis or be subject to “lock-ups” or redemption “gates” that restrict redemptions. The Fund could be unable to redeem its capital from Underlying Funds for some months after Ironwood has determined that the Underlying Adviser operating such Underlying Fund has begun to deviate from its announced trading policies and strategy.

Multiple Levels of Fees and Expenses; Underlying Advisers’ Performance Fees [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Multiple Levels of Fees and Expenses; Underlying Advisers’ Performance Fees.
The Fund will incur management, performance, advisory, sponsorship or other fees and expenses when investing in or allocating assets to Underlying Funds. Further, if the Underlying Funds invest in exchange-traded funds or similar managed products, the Fund will be subject to the fees and costs associated with such investments. The fees of Underlying Funds impact their returns and, in turn, the performance of the Fund. In addition, Underlying Advisers’ performance fees are generally paid on a quarterly or annual basis. Therefore, an Underlying Adviser could receive performance fees in a year even though its corresponding Underlying Fund was unprofitable during such year. Once a performance fee is paid, the Underlying Adviser retains the fee regardless of subsequent performance of its corresponding Underlying Fund. Performance fees will be calculated separately for each Underlying Fund, so the Fund could bear substantial performance fees in respect of Underlying Funds whose trading is profitable even when the Fund as a whole has a loss.

Potential for Underlying Adviser Fraud or Misconduct [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Potential for Underlying Adviser Fraud or Misconduct.
When the Fund invests in an Underlying Fund, the Fund does not have custody of the assets or control over their investment. Therefore, there is always the risk that the Underlying Adviser could divert or abscond with the assets, fail to follow agreed-upon investment strategies, provide false reports of operations or engage in other misconduct. The Underlying Funds with whom the Fund invests are private and do not register their securities or investment advisory operations under federal or state securities laws. As such, the Fund’s investments in Underlying Funds are not subject to the same protections afforded to shareholders of registered funds.

Risk of Regulatory Action and Litigation; Possible Indemnification Obligations [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Risk of Regulatory Action and Litigation; Possible Indemnification Obligations.
The Fund and Ironwood could be named as a defendant in, or otherwise become involved in, litigation or a regulatory proceeding. Legal and regulatory actions can be time-consuming and expensive, and can frequently lead to unexpected delays or losses. The outcome of such proceedings, which may materially and adversely affect the value of the Fund, may be impossible to anticipate, and such proceedings may continue without resolution for long periods of time. Litigation may consume substantial amounts of Ironwood’s time and attention, often to an extent disproportionate to the amounts at stake in the litigation. The Fund will likely be required to expend significant resources responding to any litigation or regulatory action related to it. Moreover the Fund may be obligated to indemnify an Underlying Fund, other counterparties, and any of their respective principals and affiliates under the various agreements entered into with such parties against certain liabilities they may incur in connection with their relationship with the Fund. The Fund also indemnifies its officers and directors, as well as Ironwood and its affiliates pursuant to the LLC Agreement. See also “Certain Risk Factors—Indemnification of Underlying Advisers” below.
An Underlying Adviser might accumulate substantial positions in the securities of a specific company and engage in a proxy fight, become involved in litigation or attempt to gain control of a company. Under such circumstances, an Underlying Adviser and/or an Underlying Fund conceivably could be named as a defendant in a lawsuit or regulatory action. There have been a number of widely reported instances of violations of securities laws through the misuse of confidential information, diverting or absconding with hedge fund assets, falsely reporting hedge fund values and performance, and other violations of the securities laws. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings are ongoing and it is possible that hedge funds may be charged with involvement in such violations. If that were the case, the performance records of the hedge funds would be misleading. Furthermore, if an Underlying Fund has engaged in such violations, the Fund could be exposed to losses.

Reliance on Key Individuals [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Reliance on Key Individuals.
Ironwood relies on the services of certain key individuals and certain Underlying Funds rely on the services of a limited number of persons. Some of the Underlying Funds to which the Fund may allocate capital may be managed by Underlying Advisers that have only one principal. The loss of the services of such key personnel could have a material adverse impact on the Fund.

Impact of Ironwood’s Scale on Fund Operations [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Impact of Ironwood’s Scale on Fund Operations.
As of July 31, 2026, Ironwood had total assets of approximately $9.3 billion under management. There may be both benefits and disadvantages to the scale and growth of assets under management by Ironwood. Growth in assets may provide greater visibility and commercial leverage for Ironwood when dealing with Underlying Funds and service providers. However, growth in assets may also narrow the scope of investment opportunities otherwise desirable to the Fund or may under certain circumstances result in decreased liquidity with respect to certain investment positions of the Fund. Growth in assets also may require additional resources and infrastructure deployed by Ironwood and other service providers to the Fund. On the other hand, declines in assets may result in untimely dispositions of investments by the Fund, reduce visibility and leverage in the marketplace, and potentially reduce resources for Ironwood.

Large Unitholder Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Large Unitholder Risk.
To the extent a large proportion of Units are held by a small number of Members (or a single Member), the Fund is subject to the risk that these Members will seek to tender Units in large amounts in connection with Offers to repurchase Units. These transactions could adversely affect the ability of the Fund to conduct its investment program. If one or more investors in the Fund initiate significant tenders, it may be necessary to dispose of assets to meet the repurchase request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to Members earlier than the Fund otherwise would have. In addition, under certain circumstances, Members not participating in a tender may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or when a significant investor purchases, tenders or owns a substantial portion of the Units. Furthermore, it is possible that in response to an Offer, the total amount of Units tendered by a small number of Members (or a single Member) may exceed the number of Units that the Fund has offered to repurchase. If an Offer is oversubscribed by Members, the Fund will repurchase only a pro rata portion of Units tendered by each Member. However, the Fund may determine to (i) accept the additional Units permitted to be accepted pursuant to Rule 13e-4(f)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (ii) increase the outstanding Units that the Fund is offering to purchase by up to 2% or (iii) extend the Offer, if necessary, and increase the amount of Units that the Fund is offering. If the Fund only repurchases a pro rata portion of Units tendered in connection with an oversubscribed Offer, the unaccepted portion of any tender will not be automatically carried forward or given priority in connection with any future tender offer made by the Fund. Each Offer is structured so as to repurchase from the Feeder Fund as if its members were direct members in the Master Fund and subject to the terms of the Offer. This has the effect that a significant repurchase interest on the part of the Feeder Fund’s members might limit the number of Units available for repurchase by Members of the Fund.

Corporate-Level Income Tax for Failure to Qualify as a RIC [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Corporate-Level Income Tax for Failure to Qualify as a RIC.
To maintain qualification as a RIC under the Code, which is required in order for the Fund to avoid U.S. federal income tax on the portion of net investment income and net capital gains that it distributes to its Members, the Fund must meet certain income source, asset diversification and annual distribution requirements. Satisfying these requirements may require the Fund to take actions it would not otherwise take, such as selling investments at unattractive prices to satisfy diversification, distribution or source-of-income requirements. If the Fund fails to qualify as a RIC for any reason and becomes or remains subject to corporate-level income tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund’s results of operations and financial conditions, and thus, the Members. See “Material U.S. Federal Income Tax Considerations—Taxation as a RIC.”

Difficulty Paying Required Distributions [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Difficulty Paying Required Distributions.
The distribution requirement for a RIC is satisfied if the Fund distributes to the Members, for each taxable year, an amount equal to at least the sum of (i) 90% of its ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, reduced by deductible expenses and (ii) 90% of its net tax-exempt income. For U.S. federal income tax purposes, the Fund will include in income certain amounts that it has not yet received in cash. For example, the Fund intends to elect to mark-to-market at the end of each taxable year its shares in the Underlying Funds that are treated as passive foreign investment companies (“PFICs”) or elect to treat such PFICs as “qualified electing funds” (“QEFs”). If the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would recognize as ordinary income any increase in the value of such interests, and, as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in income. Alternatively, if the Fund were to make a QEF election with respect to a PFIC, the Fund generally would be required to include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. Losses of a PFIC for which a QEF election has been made will not pass through to the Fund. In order to make a QEF election, the Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain. Under the mark-to-market or the QEF election, the Fund may be required to recognize in a year income in excess of the Fund’s distributions from the Underlying Funds and such income will nevertheless be subject to the Annual Distribution Requirement. In addition, transactions of the Fund through Partnership Underlying Funds (as defined below) are subject to special tax rules of the Code that may, among other things, accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). See “Material U.S. Federal Income Tax Considerations—Taxation as a RIC.”

Taxable Distribution of Units [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Taxable Distribution of Units.
The Fund maintains an “opt out” dividend reinvestment plan for the Members. As a result, when the Fund declares a dividend, each Member that has not made a Distribution Election will automatically have their dividends reinvested in additional Units. To the extent Members make a Distribution Election, the Fund will pay such Member his, her or its Distribution in cash.
Members who receive distributions of Units will be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions, but will not have received cash from the Fund with which to pay such taxes. If the Fund makes such a distribution, each of the taxable U.S. Members will be required to treat the total value of the distribution that each such Member receives as a dividend, to the extent of each such Member’s pro rata share of the Fund’s current and accumulated earnings and profits. With respect to Non-U.S. Members, the Fund may be required to withhold U.S. federal income tax with respect to dividends, including dividends that are paid in Units. See “Distributions” and “Material U.S. Federal Income Tax Considerations.”

Members May Not Participate in Management [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Members May Not Participate in Management.
Except for the exercise of certain voting privileges described below under the section titled “Voting,” Members are not entitled to participate in the management of the Fund or the conduct of its business.

Involuntary Repurchase of Member’s Units [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Involuntary Repurchase of Member’s Units.
Under the limited circumstances listed under “Repurchases of Units—Mandatory Repurchases,” the Fund may repurchase a Member’s Units without the Member’s consent.

Reliance on Corporate Management and Financial Reporting [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Reliance on Corporate Management and Financial Reporting.
Certain of the strategies implemented by Underlying Funds rely on the financial information made available by the issuers in which the Underlying Funds place assets. None of Ironwood, the Board, the Underlying Funds or the Underlying Advisers have the ability to independently verify the financial information disseminated by these issuers and are dependent upon the integrity of both the management of these issuers and the financial reporting process in general. Corporate mismanagement, fraud and accounting irregularities can result in both issuer-specific losses and broad market uncertainty.

Underlying Funds Not Registered [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Underlying Funds Not Registered.
The Underlying Funds typically are not registered as investment companies under the 1940 Act and, therefore, the Fund is not entitled to the protections of the 1940 Act with respect to the Underlying Funds. For example, the Underlying Funds typically are not required to, and may not, hold custody of their assets in accordance with the requirements of the 1940 Act. As a result, bankruptcy or fraud at institutions, such as brokerage firms, banks or administrators, into whose custody those Underlying Funds have placed their assets, could impair the operational capabilities or the capital position of the Underlying Funds and may, in turn, have an adverse impact on the Fund. Further, the Underlying Funds in which the Fund invests typically are not subject to the disclosure and other investor protection requirements that would be applicable if their securities were registered or publicly traded.

“Soft Dollar” Payments [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
“Soft Dollar” Payments.
In selecting brokers, banks and dealers to effect portfolio transactions, certain Underlying Advisers may consider such factors as price, the ability of brokers, banks and dealers to effect transactions, their facilities, reliability and financial responsibility, as well as any products or services provided, or expenses paid, by such brokers, banks and dealers. Products and services may include research items used by the Underlying Advisers in making investment decisions and expenses may include general overhead expenses of such manager. Such “soft dollar” benefits may cause an Underlying Adviser to execute a transaction with a specific broker, bank or dealer even though it may not offer the lowest transaction fees.

Other Accounts Advised by Underlying Advisers [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Other Accounts Advised by Underlying Advisers.
The Underlying Advisers may manage other accounts (including other accounts in which such Underlying Funds may have an interest) which, together with accounts already being managed, could increase the level of competition for the same trades that the relevant Underlying Fund might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security or futures contract at a price indicated by an Underlying Adviser’s strategy.

Turnover [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Turnover.
The Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Underlying Funds may be significant, potentially involving substantial brokerage commissions and fees. The Fund will have no control over this turnover. As a result of this turnover, it is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income and short-term capital gains. In addition, the withdrawal of the Fund from an Underlying Fund could involve expenses to the Fund under the terms of the Fund’s investment.

Changes in Underlying Funds and Allocations; Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Changes in Underlying Funds and Allocations; Allocation Risk.
Ironwood may from time to time select new or replacement Underlying Funds and change the percentage of Fund assets allocated to each Underlying Fund. These changes will be made in Ironwood’s sole discretion, subject to the Underlying Funds’ liquidity constraints. The Fund’s success depends to a great extent on Ironwood’s ability to identify and allocate assets successfully among Underlying Funds.
The selection of Underlying Funds by Ironwood and the allocation of the Fund’s assets to Underlying Funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar investment objectives and strategies. The Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant losses.

Other Trading Strategies [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Other Trading Strategies.
Certain of the Underlying Funds may employ strategies for which no specific “risk factors” are provided. Nevertheless, such strategies should be considered to be speculative, volatile and, in general, no less risky than other strategies more fully described herein.

Inability to Vote or Exercise Control [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Inability to Vote or Exercise Control.
The Fund often elects to hold non-voting securities in Underlying Funds or waive the right to vote in respect of an Underlying Fund. In such cases, the Fund will not be able to vote on matters that require the approval of the interest holders of the Underlying Fund, including matters adverse to the Members. The Fund does not intend to acquire a sufficient percentage of the economic units in any Underlying Fund to cause the Fund to control the Underlying Fund. Applicable securities and banking rules and interpretations may limit the percentage of voting or non-voting securities of any Underlying Fund that may be held by the Fund. In any event, the Underlying Funds often do not provide their shareholders or limited partners with an ability to vote except under limited circumstances.

Inability to Invest in Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Inability to Invest in Underlying Funds.
In the event that the Fund is able to make investments in Underlying Funds only at certain times, the Fund may invest any portion of its assets that is not invested in Underlying Funds in money market securities or other liquid assets, pending investment in Underlying Funds. During this time that the Fund’s assets are not invested in Underlying Funds, that portion of the Fund’s assets will not be used to pursue the Fund’s investment objective.

Indemnification of Underlying Advisers [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Indemnification of Underlying Advisers.
The Underlying Funds generally indemnify their corresponding Underlying Advisers and their affiliates from any liability, damage, cost or expense arising out of, among other things, certain acts or omissions. The Underlying Advisers often have broad limitations on liability and indemnification rights.

Additional Government or Market Regulation [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Additional Government or Market Regulation.
Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during the past decade have led to increased governmental, as well as self-regulatory, scrutiny of the “hedge fund” and financial services industry in general. Certain legislation requiring greater regulation of the industry, such as the Dodd-Frank Act, enacted in July 2010, is considered periodically by the U.S. Congress, as well as the governing bodies of non-U.S. jurisdictions. Any such laws or regulations could have a material adverse impact on the profit potential of the Fund, as well as require increased transparency as to the identity of the Members. In addition, there continues to be evolving regulatory requirements that may impact registered investment companies such as the Fund. It is impossible to predict what, if any, changes in the regulations applicable to the Fund, Ironwood, the Underlying Funds, the Underlying Advisers, the markets in which they trade and invest or the counterparties with which they do business may be instituted in the future.

Market Disruptions; Governmental Intervention [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Market Disruptions; Governmental Intervention.
The global financial markets have in the past and in recent years gone through pervasive and fundamental disruptions that have led to extensive and unprecedented governmental intervention. Such intervention was in certain cases implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.
The Fund may incur major losses in the event of disrupted markets and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund and the Underlying Funds from their respective banks, dealers and other counterparties is typically reduced in disrupted markets. Such a reduction may result in substantial losses to the Fund. Market disruptions may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Operational and Information Security Risk from Software or Cyber Failures [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Operational and Information Security Risk from Software or Cyber Failures.
A software or cyber failure refers to both intentional and unintentional events that may cause a business to lose proprietary information, suffer data corruption or lose operational capacity. The Fund and its service providers may be prone to operational and information security risks resulting from software or cyber failures. Cyber failures include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, ransomware attacks, the unauthorized release of confidential information, impersonation or manipulation of authorized users or various other forms of cyber security breaches. Geopolitical tensions could increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Software or cyber failures affecting the Fund, Ironwood, the Fund’s administrators, custodians or other third-party service providers may adversely impact the Fund. For instance, software or cyber failures may interfere with the processing of Unit holder transactions, impact the ability to calculate the value of the Fund’s Units, cause the release of private Unit holder information or other confidential information, impede trading, result in fraudulent or misdirected wire transfers, subject the Fund and its service providers to regulatory fines or financial losses and cause reputational damage. Similar types of risks are also present for other market participants, including the Underlying Funds and Underlying Advisers, which may have material adverse consequences for the Fund, and may cause the Fund’s investment to lose value. In addition, the widespread use of virtual meetings and other technologies in workplaces may increase cyber security risk. The Fund and its service providers may incur additional costs relating to cyber security management and preparations, and such preparations, though taken in good faith, may be inadequate. The scope of the risk from software and cyber failures and related mitigation techniques is difficult to predict and is subject to continuing change.

Alternative Data-Based Investing [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Alternative Data-Based Investing.
Investment and market analysis increasingly relies on inputs from so called “alternative data”—a phrase generally referring to information previously not available to professional investors because, for example, the implementing technology is relatively new (e.g., geolocation, equipment sensor, and “scraped” or “aggregated” website data), the information previously was held as proprietary (e.g., credit card processor, payroll, and shipping data), or the information was simply too unwieldy or expensive to manage. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting collection, marketing and use of data (particularly relating to cyber security and privacy), technological changes that may make data more or less useful, changes in the marketplace for data (which is relatively new and fragmented), etc. For example, nearly all professional investors making regular use of alternative data rely on third-party data sellers or brokers and therefore are exposed to the possibility both that data may become unavailable or that it was improperly or illegally collected or handled, with derivative liability potentially extending to the investor purchasing the data. Insider trading and “fair practice” laws generally are untested in this sector and therefore present risks for alternative data-based investing. Holding sensitive data of any type also increases the risk of an Underlying Adviser being targeted in various ways, e.g., by cyber-attackers, insider theft, government investigation, civil plaintiffs, etc. Additional commercial risks relate to the prospect that investment decisions based on alternative data may be flawed for various reasons, including incomplete, “dirty” or misunderstood data and gaps or flaws in technology used to collect and analyze data. Substantial legal and technical costs may be incurred in responding to any of these risks and developments.

Artificial Intelligence and Machine Driven Investing [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Artificial Intelligence and Machine Driven Investing.
As computing technology and data analytics continually advance there has been an increasing trend towards machine driven and artificially intelligent trading systems, particularly providing such systems with increasing levels of autonomy in portfolio management, trading decisions, and other applications in the investment management process. More recently, advancements in the artificial intelligence sector have rapidly developed. In light of such advancements, regulators may consider regulations and market restrictions on the artificial intelligence sector. Such regulations and restrictions may impair the operation of autonomous trading systems and technologies, either by design or inadvertently. In addition, such technologies are relatively recent developments and may be subject to one or more undetected errors, defects or security vulnerabilities. Some such errors may only be discovered after a product or service has been used by end customers or after substantial operations in the marketplace. Any exploitable errors or security vulnerabilities discovered after such products are in widespread operation could result in substantial loss of revenues or assets, or material liabilities or sanctions. The potential speed of such trading technology may exacerbate the impact of any such flaws, particularly where such flaws are exploited by other artificially intelligent systems and may act to impair or prevent the intervention of a human control. Advancements in technology, including machine learning technology and generative artificial intelligence, may also adversely impact market movements and liquidity and may affect the overall performance of the Fund, including as a result of errors or vulnerabilities affecting the Fund, Ironwood, Fund service providers or the Underlying Funds and Underlying Advisers. As artificial intelligence is used more widely, the value of the Fund’s holdings may be impacted, which could impact the overall performance of the Fund.

High Frequency Trading [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
High Frequency Trading.
There has been an increased regulatory and Congressional focus on the structure of the U.S. equity markets over the last several years, and particularly since the so-called “flash crash” of May 6, 2010. The SEC, FINRA and the national securities exchanges have proposed, adopted or are in the process of implementing several initiatives aimed at addressing the oversight, integrity and resilience of the markets. The Underlying Funds in which the Fund invests may depend on the volume of trading and the integrity of the global capital markets in order to achieve liquidity and generate returns. Trading and clearing volumes are directly affected by economic, political and market conditions, broad trends in business and finance, unforeseen market closures or other disruptions in trading, the level and volatility of interest rates, inflation, changes in price levels of securities and the overall level of investor confidence. In recent years, trading and clearing volumes across the markets have fluctuated significantly depending on market conditions and other factors beyond the Fund’s control. Current initiatives being considered by regulators and governments, such as restrictions on algorithmic (high-frequency) trading, could have a material adverse effect on overall trading and clearing volumes. Declines in trading and clearing volumes may also impact the Underlying Funds’ market share or pricing structures and adversely affect their business and financial condition.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Market Plaza
Entity Address, Address Line Two		Steuart Tower
Entity Address, Address Line Three		Suite 2500
Entity Address, City or Town		San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94105
Contact Personnel Name		Jonathan Gans
Credit Facilities [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 250,139,767	$ 103,157	$ 80,038	$ 70,038	$ 0	$ 0	$ 0	$ 0	$ 119,973	$ 50,119,316
Senior Securities Coverage per Unit	[9]			$ 27,738	$ 54,077,229	$ 63,745,750	$ 66,721,078					$ 17,847,823	$ 40,704
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
CREDIT FACILITIES
The Fund may enter into one or more credit agreements, note purchase agreements or other similar agreements negotiated on market terms (each, a “Borrowing Transaction”) with banks or other financial institutions not affiliated with Ironwood but which, subject to applicable law, may or may not be affiliated with an Underlying Adviser, Underlying Fund and/or another service provider to the Fund, an Underlying Adviser, an Underlying Fund or any of their respective affiliates (each, a “Financial Institution”) as chosen by Ironwood and approved by the Board. The Fund may borrow under a credit facility for a number of reasons, including, without limitation, to pay fees and expenses, to make annual income distributions and to satisfy certain repurchase offers in a timely manner to ensure liquidity for the investors. To facilitate such Borrowing Transactions, the Fund typically pledges its assets to the Financial Institution.
The Fund currently maintains a credit facility (the “SocGen Facility”) with Société Générale as agent (in such capacity, the “SocGen Facility Provider Agent”) and a third-party lender (the “SocGen Facility Lender”). The SocGen Facility is for a three-year term (maturity in 2028). The SocGen Facility may be terminated by the SocGen Facility Lender prior to maturity upon 150 days prior written notice to the Fund. The Fund also currently maintains a credit facility (the “MUFG Facility”) with MUFG Alternative Fund Services (Cayman) Limited, as lender (“MUFG”). The MUFG Facility is for a three-year term (maturity in 2029). The MUFG Facility may be terminated by MUFG prior to each anniversary of the closing date upon 120 days prior written notice to the Fund. The Fund also currently maintains a credit facility (the “JPM Facility”, and together with the SocGen Facility and MUFG Facility, each a “Facility” and collectively, the “Facilities”) with JPMorgan Chase Bank, N.A., as administrative agent and lender (“JPM”, and together with the SocGen Facility Provider Agent and MUFG, the “Facility Provider Agents”) and the other financial institutions from time to time party thereto as lenders. The JPM Facility is for a one-year term (maturity in 2027). The term of the JPM Facility may be extended by unanimous lender consent upon the Fund’s prior written request 150 to 180 days in advance of the scheduled maturity date.
The Fund has granted security interests over certain of its assets (the “Collateral”), including securities accounts and cash accounts maintained with the Custodian, to Société Générale, as collateral sharing agent or as collateral agent (together with its successors and permitted assigns, collectively, the “Collateral Agent”), for itself, and the Facility Provider Agents, as applicable, to secure the Fund’s obligations under the Facilities. Each Facility may be terminated and required to be repaid upon the occurrence of an event of default thereunder. Such events of default include, without limitation, failure to pay principal, interest, fees or other amounts when due, misrepresentations or failures to comply with certain covenants and conditions, misconduct of the Fund or Ironwood, or the directors or officers of either the Fund or Ironwood, bankruptcy or insolvency events, cross default to the Fund’s other indebtedness exceeding a specified threshold amount, the occurrence of certain material adverse events with respect to the Fund, the Custodian or Ironwood, a suspension of the calculation of the Net Asset Value of the Fund, and the failure of the security interest to constitute a valid and perfected first priority security interest (subject to certain permitted liens) in the Collateral. In the event that the Fund does not repay a Facility at maturity thereof or upon the occurrence of an event of default thereunder, the Collateral Agent shall be entitled to foreclose on its security interest in the Collateral and force a sale or redemption of all or a portion thereof.

Long Term Debt, Title [Text Block]		CREDIT FACILITIES
Long Term Debt, Dividends and Covenants [Text Block]		to make annual income distributions
Units of Limited Liability Company Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
SUBSCRIPTION FOR UNITS
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), 190 Middle Street, Suite 301, Portland, Maine 04101, is the distributor of the Units pursuant to a Distribution Agreement among the Fund, the Feeder Fund and the Distributor. Units are being distributed by the Distributor, the Fund’s principal underwriter, and other brokers or dealers. The Units were distributed at a price equal to $1,000 per Unit on the Initial Closing Date and, thereafter, sold at the current net asset value per Unit on any subsequent date on which Units are sold (each, a “Subsequent Closing Date”).
While neither the Fund nor the Distributor will directly impose an initial sales charge, if you buy Units through brokers or dealers or other financial intermediaries, they may charge you transaction or other fees in such amount as they may determine. Please consult your financial intermediary for additional information. Any such transaction or other fee charged by your financial intermediary will be in addition to the subscription price for Units and will not form a part of an investor’s investment in the Fund. Ironwood or its affiliates may also pay from their own resources additional compensation to brokers or dealers or other eligible intermediaries, which may be paid directly by Ironwood or indirectly through the Distributor.
The Fund may accept both initial and additional applications by investors to purchase Units at such times as the Fund may determine, subject to the receipt of cleared funds generally on or prior to the fifth Business Day prior to the relevant subscription date, which may be extended at the Fund’s discretion.
The minimum initial investment is $50,000, subject to waiver by Ironwood. The minimum subsequent investment is $10,000, subject to waiver by Ironwood.
Both initial and additional purchases of Units may be accepted from investors at such times as the Board may determine on the terms set forth below. The Board may, in its discretion, suspend or discontinue the offering of Units at any time (e.g., to the extent required for purposes of compliance with the securities laws, in response to market conditions in the securities market(s), or otherwise) or permit purchases on a more frequent basis. The Board reserves the right to reject any purchase of Units or to repurchase all of the Units held by a Member upon notice to such Member.
Except as otherwise permitted by the Board, initial and subsequent purchases of Units will be payable in cash. Each initial or subsequent purchase of Units is payable in one installment and is due prior to the proposed acceptance of the purchase, although the Board may accept, in its discretion, purchases prior to its receipt of cleared funds.
By purchasing Units, each new Member will be bound by all of the terms of the LLC Agreement. Each prospective investor will also be required to represent and warrant in a subscription agreement, among other things, that the investor is purchasing Units for its own account and not with a view to the distribution, assignment, transfer or other disposition of the Units. The Fund has the sole right to accept subscriptions for Units and reserves the right to reject any subscription in whole or in part.
Pending investment in the Fund, the proceeds of the continuous offering will be placed in an account by a third-party agent of the Fund. After each closing, the balance in such account, including any interest earned, will be invested pursuant to the Fund’s investment policies. Any interest accrued in such account will be for the benefit of all Members and not any particular Member.
The Distributor is affiliated with ACA, the Fund’s regulatory compliance consultant. The Fund has agreed to indemnify the Distributor, its affiliates and certain other persons against certain liabilities. However, the Fund will not be required to provide indemnification where it is determined that the liability resulted from, among other things, the willful misfeasance, bad faith or gross negligence of the person seeking indemnification, or from the reckless disregard of such person’s duties.
REPURCHASES OF UNITS
No Right of Repurchase
Units are not redeemable. No Member will have the right to require the Fund to repurchase its Units. No public market exists for the Units and none is expected to develop. Consequently, Members will not be able to liquidate their investment other than as a result of repurchases of Units by the Fund, as described below.
Offers to Repurchase
The Board of the Fund, from time to time and in its complete and absolute discretion, may determine to cause the Fund to make an Offer to repurchase Units from Members, including the Feeder Fund (which is the Fund’s largest shareholder) and affiliates of Ironwood, at the net asset value per Unit on a Repurchase Date and on such other terms and conditions as it may determine. The Board expects that the Fund will make an Offer on each Repurchase Date. This Prospectus also applies to the Feeder Fund offering Units held by the Feeder Fund to Feeder Fund shareholders in exchange for such shareholder’s Feeder Fund units. These unit exchanges are executed via the mechanism of the Feeder Fund’s tender offers from time to time. The Fund will not receive any proceeds from this exchange of Units by the Feeder Fund.
The total number of Units subject to an Offer will be determined by the Board in its complete and absolute discretion and such number of Units may be all or any portion of the Fund’s outstanding Units. The Board of the Fund will consider the following factors, among others, in making the determination to repurchase Units and the number of Units to be subject to such Offer: (i) whether any Members have requested that the Fund repurchase Units and the number of Units that such Members have requested to be repurchased; (ii) the liquidity of the Fund’s assets; (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; (vii) the anticipated tax consequences of any proposed repurchases of Units; and (viii) the recommendation of Ironwood.
Ironwood expects that it will recommend to the Board that the Fund make an Offer to repurchase Units from Members as of each subsequent Repurchase Date.
Ironwood also expects that, for each Repurchase Date, it will recommend to the Board that the Fund offer to repurchase a portion of the outstanding Units. While there can be no guarantee that it will continue this practice, to date the Master Fund has offered to repurchase up to 10-20% of its units at each of its June 30 and December 31 repurchase offers. Any percentage threshold for the repurchase of Units is calculated as of the Offer Acceptance Deadline (defined below) based on the last available unaudited net asset value per Unit (that is, the value of the assets minus liabilities, divided by the number of Units outstanding) calculated prior to such date.
As to the Feeder Fund, each Offer is to be structured so as to repurchase from the Feeder Fund as if its members were direct investors in the Master Fund and subject to the terms of the Offer. This has the effect that significant repurchase interest on the part of the Feeder Fund’s members might limit the number of Units available for repurchase by direct Master Fund Unit holders.
In all cases, the Board will make an Offer to repurchase Units only on terms that the Board determines to be fair to the Fund and the Members.
The Fund’s schedule with respect to making Offers, and the number of Units subject to an Offer, will be based on operational considerations and various factors relating to the best interests of Members, including, but not limited to, the intent that the Fund pay Members their repurchase proceeds, to the extent practicable, based on redemption proceeds received by the Fund from Underlying Funds and to minimize the need for the Fund to maintain cash or borrow money to meet the payment of repurchase proceeds.
Early Repurchase Fee
A Member who tenders for repurchase such Member’s Units subject to the Member’s Lock-Up Period will be subject to an Early Repurchase Fee of 5.00% of the value of the Units repurchased by the Fund, payable to the Fund. As to any Member who makes an additional subscription, a separate Lock-Up Period also shall run from the date of such subscription for additional Units, but that separate Lock-Up Period shall apply only to those additional Units. The Board or its delegate may, in certain limited instances where the Board or Ironwood as its delegate has determined that the remaining Members will not be materially and adversely affected or prejudiced, waive the imposition of the Early Repurchase Fee. Any such waiver does not imply that the Early Repurchase Fee will be waived at any time in the future. For the avoidance of doubt, Units exchanged by Members when transferring between the Fund and the Feeder Fund will not be subject (at the time of exchange) to the Early Repurchase Fee (assuming such exchanges are available, which may not be the case), and going forward the original investment date will be used to calculate any Lock-Up Period as to the exchanged Units.
Repurchase Notice
When the Board has determined that the Fund will make an Offer, the Fund will send a Repurchase Notice to each Member detailing: (i) the commencement date of such Offer; (ii) the Repurchase Date for such Offer; (iii) the number of Units that are the subject of such Offer and/or the percentage that such Units represent of all Units held by Members; and (iv) any other information that the Board has determined, in its sole discretion, that a Member should consider in deciding whether and how to participate in such Offer. For each Offer, a Repurchase Notice will be sent to each Member no later than 20 business days prior to the Offer Acceptance Deadline for such Offer.
Tender Mechanics
For each Offer, a Member will be required to send an Offer Acceptance for such Offer by the relevant Offer Acceptance Deadline stated in the Repurchase Notice. Offer Acceptances received by the Fund or its designated agent after the Offer Acceptance Deadline will be void. Upon request by a Member, the Board may permit a Member to cancel an Offer Acceptance, if such cancellation is determined by the Board or its delegate to be in the best interest of the Fund.
The Offer procedures outlined herein are subject to regulatory requirements imposed by the SEC. The Fund’s repurchase procedures are intended to comply with such requirements. However, in the event that the Board determines that modification of these repurchase procedures is required or appropriate, the Board will adopt revised repurchase procedures as necessary to ensure the Fund’s compliance with applicable regulations or as the Board in its sole discretion deems appropriate.
Oversubscription
In any Offer, if Members tender for repurchase a greater number of Units than the unaudited net asset value on the Offer Acceptance Date of the number of Units set forth in the Repurchase Notice, the Fund may, in the Board’s sole and absolute discretion, either (i) accept the additional Units permitted to be accepted pursuant to Rule 13e-4(f)(3) under the Exchange Act, (ii) increase the outstanding Units that the Fund is offering to purchase by up to 2%, (iii) extend the Offer, if necessary, and increase the amount of Units that the Fund is offering to purchase to an amount it believes sufficient to accommodate the excess Units tendered as well as any Units tendered during the extended Offer or (iv) accept a portion of the Units tendered prior to or on the Repurchase Date for payment on a pro rata basis based on the aggregate net asset value of tendered Units. The unaccepted portion of any tender of Units made by a Member pursuant to an Offer will not be automatically carried forward or given priority in connection with any future tender offer made by the Fund. Any Member that wishes to have the Fund repurchase Units that were not accepted for repurchase in connection with an Offer may again tender those Units in connection with, and subject to the terms and conditions of, any future tender offer made by the Fund.
Payment Mechanics
Members who tender all or a portion of their Units (defined as a specific dollar value in their Offer Acceptances), and which portion is repurchased by the Fund, will receive the specified dollar amount equal to the net asset value of such Units repurchased by the Fund, less any applicable Early Repurchase Fee. Members who tender less than 95% of their Units and which Units are repurchased by the Fund shall be paid an amount equal to 100% of the unaudited net asset value of such Member’s Units being repurchased, less any applicable Early Repurchase Fee.
Promptly after the Repurchase Date, each tendering Member will be given a letter confirming acceptance of the tender with its promissory note held at the Fund until the Member requests to have it sent to them. The Member can request to be sent its non-interest bearing, non-transferable note, which is issued by the Fund and entitles the Member to be paid an amount equal to 100% of the unaudited net asset value of the Member’s repurchased Units, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to the Member’s Units), less the applicable Early Repurchase Fee. The note will entitle the Member to be paid upon the later of (i) 30 calendar days after the Repurchase Date or (ii), if the Fund has requested withdrawals of capital or redemptions of interests from any Underlying Fund in order to fund the repurchase, 10 Business Days after the Fund has received at least 90% of the aggregate amount withdrawn or redeemed from such Underlying Fund (a “Payment Date”).
If a Member has tendered for repurchase 95% or more of the Units held by such Member in an Offer Acceptance and 95% or more of such Member’s Units are repurchased by the Fund, such Member shall receive the specified dollar amount equal to the net asset value of their Units repurchased by the Fund, less any applicable Early Repurchase Fee. Payment will be in the form of: (i) cash or a non-interest bearing, non-transferable promissory note issued by the Fund in an amount equal to 95% of the estimated unaudited net asset value of a Member’s Units being repurchased, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to the Member’s Units), less any Early Repurchase Fee (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a non-interest bearing, non-transferable promissory note issued by the Fund entitling such Member to be paid an amount equal to the remaining 5% of the estimated unaudited net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to such Member’s Units, including any Advisory Fee allocable to such Units), (as adjusted the “Subsequent Payment”).
Following the later of (i) 120 calendar days after the Repurchase Date or (ii) such longer period as the Board in its discretion deems necessary to protect the interests of the remaining Members, the amount of the Subsequent Payment may be adjusted so that the sum of the Initial Payment and the Subsequent Payment is equal to 100% of the final net asset value of such Member’s Units being repurchased, determined as of the Repurchase Date (after giving effect to all allocations to be made as of that date to such Member’s Units) and the as-adjusted Subsequent Payment shall be paid to such Member. The Board in its discretion, but giving due regard to the interests of the remaining Members, may determine to make payment in satisfaction of a repurchase at earlier dates than those otherwise listed here.
Payments for repurchased Units may be further delayed under circumstances where the Fund has determined to redeem its interests in Underlying Funds to make such payments, but has experienced unusual delays in receiving payments from the Underlying Funds. No interest will accrue on repurchase proceeds owed to Members, even in the event of the failure of repurchase proceeds to be properly wired to a Member’s account of record.
Cash payments on a note may be sent via wire transfer to an account at a Member’s authorized financial consultant, financial advisor, or placement agent within the time periods referenced above. The financial consultant, financial advisor, or placement agent may require additional time to further credit the payment to a Member’s account.
Payment for repurchased Units may require the Fund to liquidate portfolio holdings in Underlying Funds earlier than Ironwood otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. Ironwood intends to take measures to attempt to avoid or minimize such potential losses and turnover. The Fund may maintain cash or borrow money to pay repurchase proceeds, which would increase the Fund’s operating expenses and would adversely impact the ability of the Fund to achieve its investment objective.
Payments In-Kind
The Board in its discretion may pay repurchase proceeds, in whole or in part, in securities of equivalent value. The Fund does not expect that it will distribute securities as payment for repurchased Units except in unusual circumstances, such as in the unlikely event that: (i) making a cash payment would result in a material adverse effect on the Fund or on Members not requesting that their Units be repurchased; or (ii) the Fund has received distributions from Underlying Funds in the form of securities that are able to be transferred to the Members. In the event that the Fund makes such a distribution of securities as payment for Units, Members will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.
Valuation of Units for Purposes of Repurchases
Under the procedures applicable to the repurchase of Units, Units will be valued for purposes of determining their repurchase price as of the Repurchase Date. The amount that a Member who is tendering all or a portion of its Units may expect to receive in repurchase proceeds will be the net asset value of the Member’s Units determined on the Repurchase Date, valued in accordance with the Fund’s Valuation Policy.
Such valuation may be based in part on oral or written estimates of the value of the Fund’s investments received from Underlying Funds as of that date, after giving effect to all allocations to be made as of that date to the Member. Therefore, such repurchase payments may not reflect final net asset values for the Repurchase Date calculated by the Underlying Funds; however, the Fund will generally not make any adjustments for final valuations from the Fund based on adjustments received by the Fund from the Underlying Funds, and the Member whose Units are being repurchased (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.
As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. This is typically based on the Underlying Fund’s stated net asset value and without adjustment for any redemption fees or restrictions. In the event that an Underlying Fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values the portfolio. The Fund’s valuation procedures require Ironwood to consider all relevant information available at the time the Fund values its portfolio. Ironwood will consider such information, and may conclude in certain circumstances that the information provided by the Underlying Fund does not represent the fair value of the Fund’s interest in the Underlying Fund. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular Underlying Fund, the Fund will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount. All fair value determinations made in connection with the repurchase of Units will be made pursuant to the Fund’s valuation procedures, as approved by the Board and implemented by Ironwood in its capacity as valuation designee, subject to Board oversight.
Prior to investing in any Underlying Fund, Ironwood conducts a due diligence review of the valuation methodology utilized by the Underlying Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that Ironwood reasonably believes to be consistent with those used by the Fund for valuing its own investments.
Members tendering their Units for repurchase will have to decide whether to tender Units without the benefit of having current information regarding the value of such Units on a date proximate to the Repurchase Date. In addition, there will be a substantial period of time between the Repurchase Date and the date they can expect to receive payment of repurchase proceeds for such Units from the Fund. As noted below, Members whose Units are repurchased will bear the risk that the Fund’s net asset value may fluctuate significantly between the date of the Offer Acceptance Deadline in respect of a Repurchase Date and such Repurchase Date. This period of time is intended, in part, to assist the Fund in paying the amount due to Members on the Payment Date.
Suspension of Offers
The Fund may suspend or postpone an Offer in limited circumstances and only by a vote of a majority of the Board, including a majority of the Independent Directors. These circumstances may include the following: (i) a period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund’s net assets; (ii) for any other periods that the SEC permits by order; or (iii) other unusual circumstances as the Board determines, in compliance with applicable laws, it is in the best interest of the Fund, the Feeder Fund, the Members or the members of the Feeder Fund to suspend or postpone such Offer.
Minimum Holding
A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum aggregate net asset value of Units generally equal to $25,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required minimum aggregate net asset value of Units is maintained.
Mandatory Repurchases
In accordance with the terms and conditions of the Fund’s LLC Agreement, the Fund may cause a mandatory repurchase of all or a portion of the Units of a Member or any person acquiring Units from or through a Member if the Board determines or has reason to believe that, among other things:
(i) all or part of the Member’s Units has been transferred, or the Units have vested in any person, by operation of law as a result of the death, dissolution, bankruptcy, or incompetency of a Member; (ii) ownership of Units by such Member or other person will cause the Fund to be in violation of, or subject the Fund or Ironwood to additional registration or regulation under the securities, commodities, or other laws of the United States or any other relevant jurisdiction; (iii) continued ownership of such Units may be harmful or injurious to the business or reputation of the Fund or Ironwood, or may subject the Fund or any Members to an undue risk of adverse tax or other fiscal consequences; (iv) any representation or warranty made by a Member in connection with the acquisition of its Units was not true when made or has ceased to be true; or (v) it would be in the best interests of the Fund for the Fund to cause a mandatory repurchase of such Units.
TRANSFERS OF UNITS
No person will become a substituted Member without the consent of the Board, which consent may be withheld in its sole and absolute discretion. Units held by Members may be transferred only (i) by operation of law pursuant to the death, divorce, bankruptcy, insolvency or dissolution of a Member or (ii) under extremely limited circumstances, with the written consent of the Board (which may be withheld in its sole and absolute discretion). The Board generally will not consider consenting to a transfer unless the transfer is (i) one in which the tax basis of the Units in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferring Member (e.g., certain gifts and contributions to family entities) or (ii) to members of the transferring Member’s immediate family (siblings, spouse, parents, and children). Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility. See “Eligible Investors.” The Board may not consent to a transfer of Units by a Member unless such transfer is to a single transferee or after the transfer of the Units, the aggregate net asset value of Units of each of the transferee and transferor is generally not less than $25,000. The Board has delegated authority to Ironwood to approve transfers of Units. Each transferring Member and transferee may be required to pay all expenses, including, but not limited to, attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.
Any transferee acquiring Units by operation of law in connection with the death, divorce, bankruptcy, insolvency, or adjudicated incompetence of the Member, will be entitled to the allocations and distributions allocable to the Units so acquired, to transfer the Units in accordance with the terms of the Fund’s LLC Agreement and to tender the Units for repurchase by the Fund, but will not be entitled to the other rights of a Member unless and until the transferee becomes a substituted Member as specified in the Fund’s LLC Agreement.
In connection with an approved transfer, the Fund will promptly take all necessary actions so that each transferee or successor to whom the Units are transferred is admitted to the Fund as a Member.
By subscribing for Units, each Member agrees to indemnify and hold harmless the Fund, the Board, Ironwood, and each other Member, and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs, and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs, and expenses or any judgments, fines, and amounts paid in settlement), joint or several, to which such persons may become subject by reason of or arising from any transfer made by that Member in violation of the LLC Agreement or any misrepresentation made by that Member in connection with any such transfer.

Security Title [Text Block]		Units
Security Voting Rights [Text Block]
Each Member has the right to cast a number of votes based on the number of Units held by such Member at any meeting of Members called by the (i) Directors or (ii) Members holding at least a majority of the total number of votes eligible to be cast by all Members. Members are entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including selection of Directors. Except for the exercise of their voting privileges, Members are not entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund.

Security Liquidation Rights [Text Block]
Units are not redeemable. No Member will have the right to require the Fund to repurchase its Units. No public market exists for the Units and none is expected to develop. Consequently, Members will not be able to liquidate their investment other than as a result of repurchases of Units by the Fund, as described below.

Outstanding Security, Title [Text Block]			Units of Limited Liability Company Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			5,327,037

[1]	While neither the Fund nor the Distributor will directly impose an initial sales charge, if you buy Units through brokers or dealers or other financial intermediaries, they may charge you transaction or other fees in such amount as they may determine. Please consult your financial intermediary for additional information. Any such transaction or other fee charged by your financial intermediary will be in addition to the subscription price for Units and will not form a part of an investor’s investment in the Fund. Ironwood or its affiliates may also pay from their own resources additional compensation (either directly or indirectly through the Distributor) to brokers or dealers or other eligible intermediaries. See “Subscription for Units.”
[2]	Early Repurchase Fee only applies for redemptions that occur within one year of purchase.
[3]	The Fund pays to Ironwood an Advisory Fee at each Fiscal Quarter Closing at a 1.20% annual rate. The Advisory Fee accrues monthly before giving effect to (i) any repurchase payments to be paid in respect of a Repurchase Date that is as of such date, (ii) any distributions to be paid as of such date (including any distributions paid in respect of dividends declared by the Fund in the preceding Fiscal Period), or (iii) Advisory Fees assessed as of such date, and is payable at each Fiscal Quarter Closing.
[4]	Reflects the gross amount (prior to application of the provisions of the Expense Limitation Agreement) of all expected ordinary operating expenses of the Fund other than taxes, any extraordinary expenses of the Fund, any Acquired Fund Fees and Expenses and the Advisory Fee.
[5]	“Acquired Fund Fees and Expenses” refers to fees and expenses of the Underlying Funds borne indirectly by the Fund through its investments in those Underlying Funds. Acquired Fund Fees and Expenses can be described generally as including the following categories of Underlying Fund expenses:

Underlying Fund Management Fees	1.49%
Underlying Fund Performance-Based Fees	3.66%
Underlying Fund Operating Expenses	3.49%
Underlying Fund Trading Expenses	13.84%
Total Acquired Fund Fees and Expenses	22.48%
In particular, the Fund bears its pro rata share of: (i) management fees charged by each Underlying Fund and payable to the associated Underlying Adviser calculated as a percentage of between 0% to 3.5% of the average net asset value of the Fund’s investment, (ii) performance-based fees or allocations paid or allocated by each Underlying Fund to the associated Underlying Adviser (or its affiliates) (“Performance Compensation”) in an amount equal to between 0% to 40% of the net capital appreciation in the Fund’s investment in such Underlying Fund during a particular calendar year or other measurement period, (iii) operating expenses of each Underlying Fund (including, without limitation, administration fees, professional fees (i.e., audit and legal fees), and directors’ fees), and (iv) certain trading expenses incurred by each Underlying Fund (including, without limitation, interest expense, dividend expense, stock-borrow costs and other expenses associated with the trading strategies of the Underlying Funds). The amounts shown are calculated based on the Fund’s pro rata share of the fees and expenses of the Underlying Funds in which the Fund invested during the Fiscal Year ended April 30, 2026 and reflect the level of assets that were invested in each of the Underlying Funds and the fees and expenses, including Performance Compensation paid to each Underlying Fund during its most recent Fiscal Year. It should be noted that all such amounts (including Performance Compensation) may fluctuate over time and may be substantially higher or lower with respect to future periods. The Acquired Fund Fees and Expenses are not collected by or paid to Ironwood or the Fund. The Acquired Fund Fees and Expenses are paid to, assessed and collected, or, in the case of expenses that are associated with investment and trading strategies, incurred by the Underlying Advisers of those Underlying Funds in which the Fund invests and are common to hedge fund investors generally. Acquired Fund Fees and Expenses are reflected in the net performance reported by Underlying Funds. The breakdown of the Acquired Fund Fees and Expenses by category as shown in this footnote may reflect certain estimates by the Fund. As with any investment, Underlying Fund expenses represent only one consideration assessed by Ironwood; expenses are evaluated in light of anticipated or realized returns, with the expectation (but not a guarantee) that net returns will be appropriate to the risks and expenses undertaken.

[6]	Pursuant to the Expense Limitation Agreement, Ironwood has contractually agreed to reimburse the Fund’s expenses to the extent necessary to ensure that the monthly expenses of the Fund (excluding taxes, brokerage commissions, custody fees, interest expense (including loan commitment fees) incurred in connection with the Fund’s credit facilities, other transaction-related expenses, any extraordinary expenses of the Fund, any Acquired Fund Fees and Expenses and the Advisory Fee paid by the Fund) will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each Fiscal Period Closing during the term of the Expense Limitation Agreement, before giving effect to (i) any repurchase payments to be paid in respect of a Repurchase Date that is as of such date, (ii) any distributions to be paid as of such date (including any distributions paid in respect of dividends declared by the Fund in the preceding Fiscal Period), or (iii) Advisory Fees assessed on the Fund as of such date. The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by Ironwood, any expenses in excess of the Expense Limitation and repay Ironwood such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the then-effective Prospectus. For the avoidance of doubt, the Fund will make such a repayment to Ironwood only if, in doing so, it remains in compliance with the Expense Limitation as if then in effect at the same level as when the relevant expenses were waived. For the year ended April 30, 2026, no previously waived expenses of the Fund were reimbursed and there were no amounts subject to potential future reimbursement to Ironwood.
The Expense Limitation Agreement will be automatically renewed for the period September 1 through August 31 of each calendar year, unless Ironwood provides written notice to the Fund and the Feeder Fund of the termination of the Expense Limitation Agreement at least 90 calendar days prior to the end of the then-current term.
Estimated fee waivers and expense reimbursements or recoupments are shown at 0.00% (i.e., with no waivers, reimbursements or recoupments). In prior years, there were both reimbursements (made to the Fund) and recoupments (paid by the Fund to Ironwood), but those are not expected to be material at current Fund asset levels so are no longer shown here.

[7]	Each of the above disclosed expenses other than the Acquired Fund Fees and Expenses are based on figures from the Fund’s most recent annual report for the period ended April 30, 2026. The total net annual expenses shown is different from the ratio of expenses to average net assets of the Fund under the heading “Financial Highlights” because the Financial Highlights section includes only actual operating expenses of the Fund, without Acquired Fund Fees and Expenses.
[8]	This Example assumes the application of the 23.88% expense ratio with all fees and expenses (including the Acquired Fund Fees and Expenses) assumed to have been accrued on a monthly basis as of the last calendar day of each month, reducing the net asset value per Unit.
[9]	Calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.